Portfolio of Investments February 28, 2026
Kansas
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.3%
X 191,243,763 MUNICIPAL BONDS - 97.3%   X –
CONSUMER DISCRETIONARY - 1.0%
$ 2,000,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmanas Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000% 12/01/55 $ 2,008,334
TOTAL CONSUMER DISCRETIONARY 2,008,334
CONSUMER STAPLES - 4.4%
4,080,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
3 .000 06/01/48 2,965,256
1,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4 .000 06/01/48 869,295
935,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Refunding Series 2002
5 .500 05/15/39 950,344
885,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .250 06/01/32 876,808
360,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series 2016A-1
5 .625 06/01/35 367,569
265,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 262,569
2,510,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/48 2,313,569
TOTAL CONSUMER STAPLES 8,605,410
EDUCATION AND CIVIC ORGANIZATIONS - 3.8%
4,500,000 Kansas City Kansas Community College, Wyandotte County,
Kansas, Auxiliary Enterprise System Revenue Bonds, Series 2021
4 .000 09/01/47 4,207,405
2,000,000 Kansas City Kansas Community College, Wyandotte County,
Kansas, Auxiliary Enterprise System Revenue Bonds, Series 2021
4 .000 09/01/52 1,789,504
250,000 Kansas Development Finance Authority, Revenue Bonds, Kansas
State University Projects, Series 2016A
4 .000 03/01/27 250,202
370,000 Kansas Development Finance Authority, Revenue Bonds, Kansas
State University Projects, Series 2024F - BAM Insured
4 .000 04/01/45 370,013
425,000 Kansas Development Finance Authority, Revenue Bonds, Kansas
State University Projects, Series 2024F - BAM Insured
4 .000 04/01/46 418,087
480,000 Kansas Development Finance Authority, Revenue Bonds, Kansas
State University Projects, Series 2024F - BAM Insured
4 .000 04/01/47 466,546
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 7,501,757
HEALTH CARE - 10.4%
385,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/39 402,738
440,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/29 440,950
445,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/30 445,671
50,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/31 50,058
1,075,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/36 1,066,484
400,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/41 374,129
725,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
5 .000 02/15/36 739,696
740,000 (a) Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/31)
5 .000 11/15/54 831,960
285,000 (a) Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/28)
5 .000 11/15/54 304,544
430,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial
Hospital, Series 2018A
5 .000 07/01/43 436,886
5,000,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial
Hospital, Series 2018A
5 .000 07/01/48 5,027,939

Portfolio of Investments February 28, 2026
(continued)
Kansas

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 270,000 (a) Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series 2021C,
(Mandatory Put 11/15/26)
5 .000% 11/15/52 $ 275,055
920,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5 .000 07/01/27 942,209
295,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5 .000 07/01/29 312,906
2,000,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, KU Health System, Refunding & Improvement Series 2015
4 .000 09/01/40 2,000,148
835,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, KU Health System, Refunding & Improvement Series 2015
5 .000 09/01/45 835,379
1,580,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, University of Kansas Health System, Series 2017A
4 .000 03/01/42 1,580,433
2,250,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, University of Kansas Health System, Series 2017A
5 .000 03/01/47 2,264,191
2,000,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, University of Kansas Health System, Series 2019A
5 .000 09/01/48 2,029,536
TOTAL HEALTH CARE 20,360,912
HOUSING/MULTIFAMILY - 0.8%
1,482,837 Kansas Development Finance Authority, Multifamily Housing
Bonds, M-Tebs Riverstone Sycamore Village Series 2024J-1
4 .170 11/01/41 1,545,361
TOTAL HOUSING/MULTIFAMILY 1,545,361
LONG-TERM CARE - 2.6%
2,500,000 Kansas Development Finance Authority Revenue Bonds, Village
Shalom Project, Series 2018A
5 .250 11/15/53 1,815,373
1,300,000 Manhattan Health Care Facility Revenue Bonds, Kansas,
Meadowlarks Hills, Series 2025A
5 .500 06/01/60 1,312,026
1,000,000 Wichita, Kansas, Health Care Facilities Revenue Bonds, Larksfield
Place, Series 2025A-VII
6 .750 06/01/55 1,035,907
1,000,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .875 05/15/50 971,231
TOTAL LONG-TERM CARE 5,134,537
TAX OBLIGATION/GENERAL - 31.5%
1,000,000 Allen County Unified School District 257 Iola, Kansas, General
Obligation Bonds, School Building Series 2019A - BAM Insured
3 .000 09/01/38 959,767
1,390,000 Andover, Kansas, General Obligation Bonds, Series 2024A 4 .000 10/01/41 1,428,927
1,000,000 Butler County Unified School District 490, Kansas, General
Obligation Bonds, Refunding Series 2016A - BAM Insured
4 .000 09/01/35 1,004,730
3,000,000 Butler County Unified School District 490, Kansas, General
Obligation Bonds, School Building Series 2016B - BAM Insured
4 .000 09/01/43 3,002,173
780,000 Derby, Sedgwick County, Kansas, General Obligation Bonds,
Series 2025B
4 .000 12/01/42 793,489
500,000 Derby, Sedgwick County, Kansas, General Obligation Bonds,
Series 2025B
4 .000 12/01/45 495,454
100,000 Douglas County Unified School District 497, Kansas, General
Obligation Bonds, Series 2017A
3 .125 09/01/37 97,664
2,500,000 Douglas County Unified School District 497, Kansas, General
Obligation Bonds, Series 2018A - BAM Insured
3 .625 09/01/37 2,518,615
500,000 Geary County Unified School District 475, Kansas, General
Obligation Bonds, Refunding Series 2021B
3 .000 09/01/43 424,505
1,000,000 Harvey County Unified School District 440, Harvey County,
Kansas, General Obligation Bonds, Halstead- Bentley, Series
2024 - BAM Insured
5 .000 09/01/49 1,028,580
5,000,000 Harvey County Unified School District 460, Hesston, Kansas,
General Obligation Bonds, Series 2022 - BAM Insured
5 .000 09/01/52 5,128,963
2,000,000 Hutchinson, Kansas, General Obligation Bonds, Temporary Notes
Series 2025D
3 .375 10/01/28 2,010,518

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 5,000,000 Johnson County Unified School District 512, Shawnee Mission,
Kansas, General Obligation Bonds, Refunding & Improvement
Series 2021A
3 .000% 10/01/41 $ 4,558,900
1,290,000 Johnson/Miami County Unified School District 230 Spring Hill,
Kansas, General Obligation Bonds, Improvement Series 2016B
4 .000 09/01/33 1,296,638
620,000 Johnson/Miami County Unified School District 230 Spring Hill,
Kansas, General Obligation Bonds, Refunding Series 2016
5 .000 09/01/26 628,806
1,000,000 Johnson/Miami County Unified School District 230 Spring Hill,
Kansas, General Obligation Bonds, Series 2018A
5 .000 09/01/34 1,045,167
1,000,000 Leavenworth County Unified School District 464, Tonganoxie,
Kansas, General Obligation Bonds, Refunding & Improvement
Series 2019A - BAM Insured
4 .000 09/01/45 982,607
500,000 Linn County Unified School District 362, Kansas, General
Obligation Bonds, Series 2020
3 .000 09/01/35 500,670
1,000,000 Lyon County Unified School District 253 Emporia, Kansas,
General Obligation Bonds, Series 2019
3 .000 09/01/44 852,045
1,030,000 Maize, Kansas, General Obligation Bonds, Series 2024A - BAM
Insured
4 .000 10/01/44 1,038,726
910,000 Rawlins County Unified School District 105, Kansas, General
Obligation Bonds, Atwood Series 2024 - BAM Insured
7 .000 09/01/40 1,074,099
975,000 Rawlins County Unified School District 105, Kansas, General
Obligation Bonds, Atwood Series 2024 - BAM Insured
7 .000 09/01/41 1,144,114
205,000 Reno County, Kansas, General Obligation Bonds, Refunding &
Improvement Series 2021
3 .000 09/01/31 206,705
200,000 Reno County, Kansas, General Obligation Bonds, Refunding &
Improvement Series 2021
3 .000 09/01/34 200,071
1,130,000 Riley County Unified School District 383, Manhattan-Ogen,
Kansas, General Obligation Bonds, Refunding Series 2016
4 .000 09/01/29 1,139,948
2,530,000 Saline County, Kansas, General Obligation Bonds, Sales Tax
Series 2021B
3 .000 09/01/33 2,532,698
500,000 Saline County, Kansas, General Obligation Bonds, Sales Tax
Series 2021B
2 .000 09/01/34 449,345
465,000 Sedgwick County Unified School District 262, Kansas, General
Obligation Bonds, Refunding Series 2017 - BAM Insured
4 .000 09/01/30 469,404
1,000,000 Sedgwick County Unified School District 265 Goddard, Kansas,
General Obligation Bonds, School Building Series 2017A - BAM
Insured
3 .000 10/01/32 1,000,844
1,650,000 Sedgwick County Unified School District 266 Maize, Harvey
County, Kansas, General Obligation Bonds, Series 2019A
4 .000 09/01/31 1,688,638
500,000 Sedgwick County Unified School District 266 Maize, Harvey
County, Kansas, General Obligation Bonds, Series 2019A
4 .000 09/01/32 510,928
460,000 Shawnee County Unified School District 437 Auburn- Washburn,
Kansas, General Obligation Bonds, Improvement Series 2024A
5 .000 09/01/37 534,101
2,000,000 Unified School District 470, Cowley County, Kansas, General
Obligation Bonds, Refunding & Improvement Series 2026 - BAM
Insured
4 .500 09/01/48 2,012,878
1,250,000 Wabaunsee County Unified School District 330 Mission Valley,
Kansas, General Obligation Bonds, Series 2022 - BAM Insured
5 .500 09/01/47 1,325,447
2,000,000 Wichita, Kansas, General Obligation Bonds, Airport Series
2015C, (AMT)
5 .000 12/01/39 2,002,701
500,000 Wichita, Kansas, General Obligation Bonds, Airport Series
2015C, (AMT)
4 .250 12/01/44 486,141
1,255,000 Wichita, Kansas, General Obligation Bonds, Series 2024-835 3 .250 12/01/36 1,258,513
1,720,000 Wichita, Kansas, General Obligation Bonds, Series 2024-835 4 .000 12/01/39 1,780,817
1,000,000 Wyandotte County Unified School District 203, Piper, Kansas,
General Obligation Bonds, Improvement Series 2018A
5 .000 09/01/40 1,043,777
1,000,000 Wyandotte County Unified School District 203, Piper, Kansas,
General Obligation Bonds, Improvement Series 2018A
5 .000 09/01/41 1,041,204
1,000,000 Wyandotte County Unified School District 203, Piper, Kansas,
General Obligation Bonds, Improvement Series 2018A
4 .000 09/01/48 884,480
3,800,000 Wyandotte County, Unified School District 500, Kansas, Taxable
General Obligation Bonds, Series 2025 - BAM Insured
5 .000 09/01/50 3,966,856
200,000 Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2015A
3 .000 08/01/28 200,033

Portfolio of Investments February 28, 2026
(continued)
Kansas

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,285,000 Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2025A - BAM
Insured
4 .000% 08/01/43 $ 1,315,452
2,500,000 Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2025A - BAM
Insured
4 .000 08/01/44 2,530,358
1,415,000 Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2025A
4 .000 08/01/45 1,409,839
TOTAL TAX OBLIGATION/GENERAL 62,006,335
TAX OBLIGATION/LIMITED - 20.5%
500,000 Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series
2016 - AGM Insured
5 .000 06/01/28 516,699
1,380,000 Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series
2016 - AGM Insured
5 .000 06/01/29 1,425,864
1,320,000 Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series
2016 - AGM Insured
5 .000 06/01/31 1,362,386
500,000 (b) Garden City, Kansas, Sales Tax Special Obligation Revenue
Bonds, Sports of the World Star Bond Project Phase II, Series
2025
5 .375 06/01/39 511,934
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .250 01/01/37 569,777
1,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/30 1,012,804
1,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/32 1,011,868
2,275,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/33 2,301,609
1,250,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/46 1,259,556
2,630,000 Johnson County Community College, Kansas, Certificates of
Participation, Series 2017
4 .000 10/01/28 2,658,361
815,000 Johnson County Community College, Kansas, Certificates of
Participation, Series 2017
3 .000 10/01/31 816,493
2,240,000 Kansas Department of Transportation, Highway Revenue Bonds,
Series 2017A
5 .000 09/01/33 2,324,333
2,500,000 Kansas Development Finance Authority, Kansas, Revenue Bonds,
State of Kansas  Projects, Taxable Series 2025A
4 .500 05/01/44 2,575,591
1,175,000 Kansas Development Finance Authority, Kansas, Revenue Bonds,
State of Kansas  Projects, Taxable Series 2025A
4 .500 05/01/45 1,203,346
1,000,000 Kansas Development Finance Authority, Kansas, Revenue Bonds,
State of Kansas Projects, Refunding Series 2019F
3 .000 11/01/33 1,001,783
1,170,000 Kansas Development Finance Authority, Kansas, Sales Tax
Revenue Bonds, K-State Olathe Innovation Campus Inc., Series
2019H-1
4 .000 09/01/30 1,194,675
1,350,000 Kansas Development Finance Authority, Kansas, Sales Tax
Revenue Bonds, K-State Olathe Innovation Campus Inc., Series
2019H-1
3 .000 09/01/34 1,350,881
2,100,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 2,226,708
5,925,000 Overland Park Development Corporation, Kansas, Revenue
Bonds, Convention Center Hotel, Refunding & improvement
Series 2019
5 .000 03/01/44 5,993,754
200,000 (c) Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series 2012B
5 .250 12/15/29 92,000
200,000 (c) Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series 2012B
6 .100 12/15/34 47,750
2,775,000 (c) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
6 .000 12/15/32 721,500
335,000 Ozawkie Kansas, General Obligation Refunding Bonds, Series
2020
3 .000 09/01/39 326,768
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 981,529

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,620,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5 .000% 10/01/32 $ 1,625,208
2,000,000 (b) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5 .000 10/01/30 2,000,720
1,080,000 Wyandotte County/Kansas City Unified Government, Kansas,
Community Improvement District Sales Tax Revenue Bonds,
Legends Appartments Garage & West Lawn Project, Series 2018
4 .500 06/01/40 1,083,621
1,260,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Kansas International
Speedway Corporation Project, Refunding Series 2014
5 .000 12/01/26 1,262,141
675,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project Area
1 and 2A, Series 2015
5 .750 09/01/32 661,130
240,000 Wyandotte County-Kansas City Unified Government,
Kansas, Sales Tax Special Obligation Revenue Bonds, Kansas
International Speedway Corporation, Series 1999
0 .000 12/01/27 226,189
TOTAL TAX OBLIGATION/LIMITED 40,346,978
TRANSPORTATION - 3.3%
1,120,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/51 1,119,943
1,100,000 Kansas State Turnpike Authority, Turnpike Revenue Bonds,
Refunding Series 2019A
5 .000 09/01/38 1,176,538
1,515,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 1,515,602
1,485,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/59 1,584,969
1,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 1,046,898
TOTAL TRANSPORTATION 6,443,950
U.S. GUARANTEED - 0.1% (d)
150,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
5 .000 02/15/36 154,016
40,000 (a) Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B, (Pre-
refunded 11/15/28)
5 .000 11/15/54 42,667
15,000 (a) Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series 2021C,
(Pre-refunded 11/15/26)
5 .000 11/15/52 15,280
TOTAL U.S. GUARANTEED 211,963
UTILITIES - 18.9%
130,000 (b) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 11/21/45 130,168
600,000 Chisholm Creek Utility Authority, Kansas, Water and Wastewater
Facilities Revenue Bonds, Bel Aire & Park Cities, Kansas Project,
Refunding Series 2017 - AGM Insured
5 .000 09/01/27 622,453
1,135,000 Chisholm Creek Utility Authority, Kansas, Water and Wastewater
Facilities Revenue Bonds, Bel Aire & Park Cities, Kansas Project,
Refunding Series 2017 - AGM Insured
4 .000 09/01/29 1,159,616
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/31 1,108,889
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/32 1,124,748
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/33 1,136,269
800,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/34 918,524
2,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 2,041,322
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2025A
5 .500 07/01/55 1,051,124

Portfolio of Investments February 28, 2026
(continued)
Kansas

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,165,000 Guam Power Authority, Revenue Bonds, Refunding Series 2017A 5 .000% 10/01/37 $ 1,190,403
3,750,000 Guam Power Authority, Revenue Bonds, Refunding Series 2017A 5 .000 10/01/40 3,814,621
150,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/43 160,455
1,000,000 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A - BAM Insured
5 .000 04/01/33 1,001,753
1,000,000 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A - BAM Insured
5 .000 04/01/34 1,001,728
1,000,000 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A - BAM Insured
5 .000 04/01/35 1,001,703
2,000,000 Lawrence, Kansas, Water and Sewer System Revenue Bonds,
Refunding and Improvement Series 2025
5 .000 11/01/36 2,345,536
2,480,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - AGM Insured
5 .250 07/01/27 2,504,643
1,065,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - AGM Insured
5 .250 07/01/31 1,102,578
480,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2005RR - AGC Insured
5 .000 07/01/28 480,161
3,000,000 Saint Marys, Kansas, Pollution Control Revenue Bonds, Evergy
Kansas Central, Inc., Project, Series 2025
3 .500 04/15/32 3,051,963
355,000 Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A
3 .000 10/01/29 355,886
780,000 Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A
3 .000 10/01/30 781,885
580,000 Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A
3 .000 10/01/31 581,262
785,000 Topeka, Kansas, Utility Revenue Bonds, Refunding &
Improvement Series 2021A - BAM Insured
4 .000 08/01/30 830,452
740,000 Topeka, Kansas, Utility Revenue Bonds, Refunding &
Improvement Series 2021A - BAM Insured
4 .000 08/01/31 780,541
1,595,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5 .000 07/01/31 1,423,743
1,105,000 Wichita, Kansas, Water and Sewer Utility Revenue Bonds,
Refunding Series 2017B
5 .000 10/01/26 1,122,673
2,000,000 Wyandotte County/Kansas City Unified Government, Kansas,
Utility System Revenue Bonds, Refunding & Improvement Series
2014A
5 .000 09/01/44 2,001,029
2,250,000 Wyandotte County-Kansas City Unified Government, Kansas,
Utility System Revenue Bonds, Improvement Series 2016A
5 .000 09/01/40 2,252,098
TOTAL UTILITIES 37,078,226
TOTAL MUNICIPAL BONDS
(Cost $194,525,924) 191,243,763
TOTAL LONG-TERM INVESTMENTS
(Cost $194,525,924) 191,243,763
OTHER ASSETS & LIABILITIES, NET - 2.7% 5,394,894
NET ASSETS - 100% $ 196,638,657
AMT Alternative Minimum Tax
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $2,642,822 or 1.4% of Total Investments.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Kansas
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 191,243,763 $ – $ 191,243,763
Total $ – $ 191,243,763 $ – $ 191,243,763

Portfolio of Investments February 28, 2026
Kentucky
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 109.0%
X 238,279,325 MUNICIPAL BONDS - 109.0%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 14.4%
$ 155,000 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017
5 .000% 03/01/39 $ 153,385
4,200,000 Kentucky Bond Development Corporation, Educational Facilities
Revenue Bonds, City of Danville, Centre College Project, Series
2021
4 .000 06/01/51 3,464,128
2,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/33 2,002,984
5,320,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/40 5,324,930
2,500,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 01/01/45 2,501,202
500,000 Kentucky Higher Education Student Loan Corporation, Student
Loan Revenue Bonds, Senior Series 2021A-1, (AMT)
5 .000 06/01/31 534,258
1,450,000 Kentucky Higher Education Student Loan Corporation, Student
Loan Revenue Bonds, Senior Series 2021A-1, (AMT)
2 .125 06/01/32 1,330,295
1,000,000 Kentucky Higher Education Student Loan Corporation, Student
Loan Revenue Bonds, Series 2019A, (AMT)
5 .000 06/01/28 1,036,783
700,000 Kentucky Higher Education Student Loan Corporation, Student
Loan Revenue Bonds, Series 2019A, (AMT)
5 .000 06/01/29 735,298
3,025,000 Kentucky State University, Certificates of Participation, Series
2021 - BAM Insured
4 .000 11/01/51 2,810,980
1,350,000 Kentucky State University, Certificates of Participation, Series
2021 - BAM Insured
4 .000 11/01/56 1,231,723
1,125,000 Murray State University, Kentucky, General Receipts Bonds, Series
2015A
5 .000 03/01/26 1,125,000
1,075,000 Murray State University, Kentucky, General Receipts Bonds, Series
2015A
5 .000 03/01/27 1,077,092
250,000 University of Kentucky, General Receipts Bonds, Series 2016A 5 .000 04/01/32 251,645
3,000,000 University of Kentucky, Lease Purchase Obligations Bonds, UK
Healthcare Cancer Center Parking Project, Series 2024
5 .000 10/01/49 3,142,927
2,145,000 University of Louisville, Kentucky, Revenue Bonds, General
Receipts Series 2025A - BAM Insured
5 .000 09/01/45 2,303,101
2,500,000 University of Louisville, Kentucky, Revenue Bonds, Refunding
General Reciepts Series 2016C
4 .000 09/01/28 2,503,252
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 31,528,983
HEALTH CARE - 16.9%
9,190,000 Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian
Regional Healthcare Project, Series 2021 - AGM Insured
4 .000 07/01/51 8,680,686
1,000,000 (a) Kentucky Bond Development Corporation, Hospital Revenue
Bonds, Baptist Healthcare System Williamsburg Series 2025A,
(Mandatory Put 8/15/35)
5 .000 08/15/55 1,143,196
3,000,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Baptist Healthcare System Obligated Group,
Series 2017B
5 .000 08/15/41 3,064,737
500,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .250 06/01/41 506,441
2,500,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/45 2,507,088
6,385,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5 .000 08/01/44 6,567,633
100,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5 .000 08/01/37 105,421
100,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5 .000 08/01/38 104,995
2,690,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A
5 .000 05/15/52 2,631,338

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 4,500,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A - AGM Insured
5 .000% 05/15/52 $ 4,563,845
2,000,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project, Refunding
Series 2016
5 .000 08/01/37 2,007,078
500,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Refunding Series 2021A
5 .000 04/01/26 501,006
500,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Refunding Series 2021A
5 .000 04/01/27 514,364
1,980,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation, Series
2012A
5 .000 10/01/33 1,982,097
2,000,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation, Series
2012A
5 .000 10/01/37 2,002,211
TOTAL HEALTH CARE 36,882,136
MATERIALS - 0.5%
1,180,000 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC
Project, Series 2022A, (AMT)
4 .700 01/01/52 1,128,095
TOTAL MATERIALS 1,128,095
TAX OBLIGATION/GENERAL - 13.8%
5,780,000 (b) Covington, Kentucky, General Obligation Bonds, Series 2024C,
(UB)
4 .250 12/01/54 5,437,028
5,000,000 (b) Jefferson County School District, Kentucky, General Obligation
Bonds, Series 2024A, (UB)
4 .000 09/01/40 5,102,125
1,925,000 Lexington-Fayette Urban County Government, Kentucky, General
Obligation Bonds, Various Purpose Series 2025A
4 .000 05/01/42 1,941,632
5,685,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, General Obligation Bonds, Series 2023A
5 .000 12/01/40 6,450,191
1,680,000 McCracken County, Kentucky, General Obligation Bonds, Series
2024A
4 .000 12/01/44 1,647,426
1,795,000 Richmond, Kentucky, General Obligation Bonds, Series 2025 5 .000 06/01/39 1,998,353
5,000,000 Richmond, Kentucky, General Obligation Bonds, Series 2025 4 .500 06/01/50 5,028,691
2,500,000 Shelby County Board of Education, Kentucky, General Obligation
Bonds, Series 2025
4 .000 02/01/42 2,534,625
TOTAL TAX OBLIGATION/GENERAL 30,140,071
TAX OBLIGATION/LIMITED - 34.6%
1,000,000 Barren County Public Properties Corporation, Kentucky, First
Mortgage Revenue Bonds, Judicial Center Project, Series 2025
5 .000 12/01/36 1,169,219
3,500,000 Christian County School District Finance Corporation, Kentucky,
School Building Revenue Bonds, Series 2023 - AGM Insured
4 .500 10/01/53 3,505,782
4,375,000 Kentucky Bond Development Corporation, Kentucky, Industrial
Building Revenue Bonds, Kentucky Communications Network
Authority, Series 2019 - BAM Insured
5 .000 09/01/49 4,497,246
4,000,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000 09/01/48 4,030,019
1,000,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
4 .000 12/01/41 1,003,641
13,650,000 (b) Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured, (UB)
4 .000 12/01/41 13,699,697
1,000,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5 .000 12/01/45 1,014,208
7,000,000 (b) Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 115, Series 2017, (UB)
5 .000 04/01/32 7,197,265
6,000,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 115, Series 2017
5 .000 04/01/38 6,126,213

Portfolio of Investments February 28, 2026
(continued)
Kentucky

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5 .000% 09/01/45 $ 1,089,339
1,930,000 Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Project, Refunding Series 2017A
5 .000 07/01/33 1,987,539
5,000,000 Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Project, Refunding Series 2017B
5 .000 07/01/28 5,182,709
2,650,000 Logan County School District Finance Corporation, Kentucky,
Revenue Bonds, School Building Series 2023
4 .125 09/01/41 2,731,352
2,765,000 Logan County School District Finance Corporation, Kentucky,
Revenue Bonds, School Building Series 2023
4 .250 09/01/42 2,858,052
2,870,000 Logan County School District Finance Corporation, Kentucky,
Revenue Bonds, School Building Series 2023
4 .250 09/01/43 2,942,050
1,910,000 Nelson County School District Finance Corporation, Kentucky,
School Building Revenue Bonds, Series 2024
5 .000 06/01/44 2,013,526
985,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport
Clifton Project, Series 2020B
5 .500 12/01/60 840,207
2,415,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport
Skypoint Project, Refunding Series 2023
5 .500 09/01/50 2,307,716
1,205,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 937,020
89,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 87,356
3,370,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 3,392,582
4,180,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 4,188,646
3,000,000 (c) Union Kentucky, Special Obligation Revenue Bonds, Union
Promenade Project, Series 2022B
5 .500 12/01/52 2,855,228
TOTAL TAX OBLIGATION/LIMITED 75,656,612
TRANSPORTATION - 7.1%
1,750,000 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Refunding
Series 2016
5 .000 01/01/31 1,753,705
1,210,000 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Refunding
Series 2016
5 .000 01/01/33 1,212,443
5,795,000 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Series 2024A,
(AMT)
5 .250 01/01/49 6,040,403
700,000 Kentucky Public Transportation Infrastructure Authority,
Toll Revenue Bonds, Downtown Crossing Project, Capital
Appreciation First Tier Series 2013B
0 .000 07/01/32 499,953
1,500,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible Capital
Appreciation First Tier Series 2013C
6 .400 07/01/33 1,768,254
1,000,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible Capital
Appreciation First Tier Series 2013C
6 .600 07/01/39 1,160,002
1,555,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5 .000 07/01/31 1,561,345
1,500,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5 .000 07/01/32 1,506,169
TOTAL TRANSPORTATION 15,502,274
UTILITIES - 21.7%
1,980,000 Boone-Florence Water Commission, Kentucky, Water Supply
System Revenue Bonds, Refunding Series 2024A
4 .000 12/01/51 1,796,110
5,705,000 Bowling Green, Kentucky, Water and Sewer Revenue Bonds,
Series 2019 - AGM Insured
4 .000 06/01/49 5,415,703
2,000,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2 .125 10/01/34 1,772,801
1,705,000 Georgetown, Kentucky, Water And Sewer Revenue Bonds,
Refunding Series 2025A
5 .000 12/01/36 2,015,673

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 3,265,000 Kentucky Infrastructure Authority, Wastewater and Drinking
Water Revolving Fund Revenue Bonds, Series 2018A
5 .000% 02/01/30 $ 3,442,051
1,000,000 Kentucky Municipal Energy Agency, Power System Revenue
Bonds, Energy Center I Project, Series 2025
5 .000 01/01/40 1,118,219
1,000,000 Kentucky Municipal Energy Agency, Power System Revenue
Bonds, Energy Center I Project, Series 2025
5 .000 01/01/50 1,034,153
1,500,000 Kentucky Municipal Power Agency, Power System Revenue
Bonds, Prairie State Project, Refunding Series 2019A
4 .000 09/01/45 1,371,640
1,500,000 Louisville and Jefferson County Metropolitan Government Board
of Water Works, Kentucky, Water System Revenue Bonds, Series
2025
5 .000 11/15/35 1,788,013
1,000,000 Louisville and Jefferson County Metropolitan Government Board
of Water Works, Kentucky, Water System Revenue Bonds, Series
2025
4 .250 11/15/41 1,050,161
3,730,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Refunding Series 2018A
4 .000 05/15/37 3,794,742
2,000,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Refunding Series 2025A
5 .000 05/15/55 2,110,275
365,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds, Series
2014A
4 .000 05/15/40 365,126
2,500,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds, Series
2023C
5 .000 05/15/53 2,616,630
7,000,000 (b) Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric
Company Project, Series 2003A
2 .000 10/01/33 6,294,475
1,900,000 (a) Owen County, Kentucky, Water Facilities Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2020, (Mandatory Put 9/01/28)
3 .875 06/01/40 1,953,317
2,000,000 Paducah, Kentucky, Electric Plant Board Revenue Bonds,
Refunding Series 2016A - AGM Insured
5 .000 10/01/33 2,024,170
5,000 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series
2009A - AGC Insured
5 .250 10/01/35 5,006
1,100,000 Princeton Electric Plant Board, Kentucky, Revenue Bonds,
Refunding Series 2015 - AGM Insured
5 .000 11/01/34 1,101,829
1,635,000 Princeton Electric Plant Board, Kentucky, Revenue Bonds,
Refunding Series 2015 - AGM Insured
5 .000 11/01/37 1,637,581
1,400,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 1,526,938
1,000,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2025A, (Mandatory Put 12/01/29)
5 .250 06/01/55 1,081,142
1,000,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2025B
5 .000 12/01/33 1,066,314
1,000,000 Rural Water Financing Agency, Kentucky, Public Projects Revenue
Bonds, Flexible Term Program, Series 2025C
5 .000 02/01/45 1,059,085
TOTAL UTILITIES 47,441,154
TOTAL MUNICIPAL BONDS
(Cost $237,950,614) 238,279,325
TOTAL LONG-TERM INVESTMENTS
(Cost $237,950,614) 238,279,325
FLOATING RATE OBLIGATIONS - (11.4)%   (24,855,000)
OTHER ASSETS & LIABILITIES, NET - 2.4% 5,099,051
NET ASSETS - 100% $ 218,523,376
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

Portfolio of Investments February 28, 2026
(continued)
Kentucky

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $2,855,228 or 1.2% of Total Investments.
Kentucky
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 238,279,325 $ – $ 238,279,325
Total $ – $ 238,279,325 $ – $ 238,279,325

Portfolio of Investments February 28, 2026
Michigan
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.3%
X 197,678,904 MUNICIPAL BONDS - 99.3%   X –
CONSUMER STAPLES - 1.0%
$ 1,965,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5 .000% 06/01/40 $ 2,045,748
TOTAL CONSUMER STAPLES 2,045,748
EDUCATION AND CIVIC ORGANIZATIONS - 7.7%
500,000 Detroit Service Learning Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2021
4 .000 07/01/41 455,007
1,000,000 Michigan State University, General Revenue Bonds, Refunding
Series 2023A
5 .000 08/15/39 1,118,230
1,800,000 Michigan Technological University, General Revenue Bonds,
Refunding Series 2015A
5 .000 10/01/45 1,801,402
2,520,000 Michigan Technological University, General Revenue Bonds,
Series 2023A - AGM Insured
5 .000 10/01/47 2,607,413
500,000 Northern Michigan University, General Revenue Bonds, Series
2018A
5 .000 12/01/32 530,049
400,000 Northern Michigan University, General Revenue Bonds, Series
2018A
5 .000 12/01/34 422,876
1,000,000 (a) Oakland University, Michigan, General Revenue Bonds,
Refunding Series 2026A
5 .000 03/01/41 1,127,337
5,480,000 Oakland University, Michigan, General Revenue Bonds, Series
2016
5 .000 03/01/47 5,480,065
515,000 Saginaw Valley State University, Michigan, General Revenue
Bonds, Refunding Series 2016A
5 .000 07/01/35 518,738
1,000,000 Wayne State University, Michigan, General Revenue Bonds,
Series 2025A
5 .000 11/15/35 1,190,639
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 15,251,756
HEALTH CARE - 9.7%
9,165,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Series 2019A
4 .000 02/15/47 8,357,100
9,010,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2019A-MI
4 .000 12/01/49 8,137,636
435,000 Michigan Finance Authority, Senior Revenue Bonds, Michigan,
Provident Group - HFH Energy LLC Act 38 Facilities, The Henry
Ford Health Detroit South Campus Central Utility Plant project,
Green Bonds Series 2024
4 .375 02/28/54 412,142
1,250,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5 .000 08/15/42 1,377,226
1,000,000 Saginaw Hospital Finance Authority, Michigan, Hospital Revenue
Bonds, Covenant Medical Center, Series 2026L
5 .250 07/01/51 1,057,100
TOTAL HEALTH CARE 19,341,204
HOUSING/MULTIFAMILY - 1.0%
320,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
1 .050 10/01/27 310,045
500,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
1 .150 04/01/28 479,113
720,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
1 .375 04/01/29 682,158
625,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
1 .600 04/01/30 593,305
TOTAL HOUSING/MULTIFAMILY 2,064,621
INDUSTRIALS - 1.9%
1,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5 .000 12/31/43 1,015,206
3,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
4 .500 06/30/48 2,835,582
TOTAL INDUSTRIALS 3,850,788

Portfolio of Investments February 28, 2026
(continued)
Michigan

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE - 0.4%
$ 750,000 Kentwood Economic Development Corporation, Michigan,
Limited Obligation Revenue Bonds, Holland Home Obligated
Group, Refunding Series 2022
4 .000% 11/15/43 $ 693,993
TOTAL LONG-TERM CARE 693,993
TAX OBLIGATION/GENERAL - 39.7%
2,250,000 Byron Center Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2017I
5 .000 05/01/43 2,288,881
1,000,000 Cadillac Area Public Schools, Wexford, Osceola and Lake
Counties, Michigan, General Obligaiton Bonds, Refunding &
School Building & Site Series 2018
5 .000 05/01/36 1,054,849
875,000 Cadillac Area Public Schools, Wexford, Osceola and Lake
Counties, Michigan, General Obligaiton Bonds, Refunding &
School Building & Site Series 2019
5 .000 05/01/41 922,641
1,275,000 Cedar Springs Public School District, Kent and Newaygo
Counties, Michigan, General Obligation Bonds, School Building
& Site Series 2023-II
5 .000 05/01/51 1,336,375
1,260,000 Clarkston Community Schools, Oakland County, Michigan,
General Obligation Bonds, School Building and Site Series
2023-I
5 .000 05/01/45 1,338,472
400,000 Clarkston Community Schools, Oakland County, Michigan,
General Obligation Bonds, School Building and Site Series
2025-II
5 .000 05/01/37 464,880
500,000 DeWitt Public Schools, Clinton County, Michigan, General
Obligation Bonds, Refunding School Building & Site, Series
2025-III
5 .000 05/01/40 570,966
1,000,000 Dexter Community Schools, Michigan, General Obligation
Bonds, School Building & Site Series 2025
5 .000 05/01/38 1,152,902
250,000 East Grand Rapid Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Refunding Series
2026II
5 .000 05/01/41 285,886
280,000 East Grand Rapid Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Refunding Series
2026II
5 .000 05/01/42 315,901
1,560,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation Series
2021, (AMT)
5 .000 01/01/39 1,693,945
3,305,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation Series
2024, (AMT)
5 .000 01/01/44 3,502,459
2,000,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation Series
2024, (AMT)
5 .000 01/01/49 2,052,133
1,000,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Refunding, Limited Tax General
Obligation Series 2025
5 .000 01/01/33 1,169,017
1,325,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, Refunding School Building & Site Series 2016
- AGM Insured
5 .000 05/01/29 1,331,064
1,500,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019 - AGM
Insured
5 .000 11/01/35 1,594,694
2,000,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2024 - AGM
Insured
5 .000 05/01/49 2,089,556
2,025,000 Grand Rapids, Kent County, Michigan, General Obligation Bonds,
Limited Tax Parking Structure Series 2024
5 .000 10/01/49 2,142,631
1,700,000 Grand Rapids, Kent County, Michigan, General Obligation Bonds,
Limited Tax Parking Structure Series 2024
5 .000 10/01/54 1,773,073
1,550,000 Grand Rapids, Kent County, Michigan, General Obligation Bonds,
Limited Tax Series 2025
5 .000 04/01/38 1,798,184
1,155,000 Howell Public Schools, Livingston County, Michigan, General
Obligation Bonds, School Building and Site Series 2025II
5 .000 05/01/38 1,341,615

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 Hudsonville Public Schools, Ottawa and Allegan Counties,
Michigan, General Obligation Bonds, School Building & Site
Refunding Series 2023
5 .000% 05/01/53 $ 1,040,695
2,040,000 Hudsonville Public Schools, Ottawa and Allegan Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2020-I
4 .000 05/01/45 2,043,077
500,000 Kalamazoo County, Michigan, General Obligation Bonds,
Juvenile Home Facilities Series 2017
5 .000 04/01/26 501,146
500,000 Kalamazoo County, Michigan, General Obligation Bonds,
Juvenile Home Facilities Series 2017
5 .000 04/01/31 514,736
380,000 Kalamazoo Public Schools, Michigan, General Obligation Bonds,
School Building & Site Series 2023-I - AGM Insured
5 .000 05/01/48 393,768
1,920,000 Karegnondi Water Authority, Genesee, Lapeer and Sanilac
Counties, Michigan, Water Supply System Bonds, Karegnondi
Water Pipeline, Refunding Series 2024 - BAM Insured
5 .000 11/01/42 2,137,336
1,500,000 Karegnondi Water Authority, Genesee, Lapeer and Sanilac
Counties, Michigan, Water Supply System Bonds, Karegnondi
Water Pipeline, Series 2024 - BAM Insured
5 .000 11/01/41 1,688,357
185,000 Lansing Community College, Michigan, General Obligation
Bonds, College Building & Site, Limited Tax Series 2017
5 .000 05/01/31 193,317
2,260,000 Lansing, Ingham and Eaton Counties, Michigan, General
Obligation Bonds, Limited Tax Capital Improvement Series 2023
- AGM Insured
4 .250 06/01/48 2,236,720
2,225,000 Lansing, Ingham and Eaton Counties, Michigan, General
Obligation Bonds, Limited Tax Capital Improvement Series 2023
- AGM Insured
4 .250 06/01/53 2,154,174
375,000 Marquette, Michigan, General Obligation Bonds, Refunding &
Limited Obligation Series 2017
4 .000 05/01/28 382,349
550,000 Marquette, Michigan, General Obligation Bonds, Refunding &
Limited Obligation Series 2017
4 .000 05/01/29 560,658
265,000 Marquette, Michigan, General Obligation Bonds, Refunding &
Limited Obligation Series 2017
4 .000 05/01/31 269,895
215,000 Marquette, Michigan, General Obligation Bonds, Refunding &
Limited Obligation Series 2017
4 .000 05/01/32 218,540
1,000,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne Criminal Justice Center Project,
Senior Lien Series 2018
5 .000 11/01/43 1,033,546
2,500,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding Series
2020
4 .000 11/01/50 2,318,314
7,000,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding Series
2020
4 .000 11/01/55 6,429,803
4,000,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Detroit Distributable State Aid Fifth Lien LTGO
Local Project, Refunding Financial Recovery Series 2024A
5 .000 11/01/26 4,074,457
2,500,000 Monroe Public Schools, Monroe County, Michigan, General
Obligation Bonds, School Building & Site Series 2020I
5 .000 05/01/50 2,582,114
550,000 Muskegon County, Michigan, General Obligation Water Supply
System Bonds, Refunding Series 2015
5 .000 11/01/33 551,462
1,290,000 Muskegon County, Michigan, General Obligation Water Supply
System Bonds, Refunding Series 2015
5 .000 11/01/36 1,293,428
750,000 (a) Okemos Public School District, Ingham County, Michigan,
General Obligation Bonds, School Building & Site Series 2026-III
5 .000 05/01/43 840,014
1,000,000 (a) Okemos Public School District, Ingham County, Michigan,
General Obligation Bonds, School Building & Site Series 2026-III
5 .000 11/01/55 1,042,985
2,000,000 Portage Public Schools, Kalamazoo County, Michigan, General
Obligation Bonds, School Building & Site Series 2025 - BAM
Insured
4 .000 11/01/45 1,956,812
3,050,000 Rockford Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019I - BAM
Insured
5 .000 05/01/42 3,193,515
1,095,000 Royal Oak, Oakland County, Michigan, General Obligation
Bonds, Taxable Limited Tax Series 2018
5 .000 04/01/43 1,128,635

Portfolio of Investments February 28, 2026
(continued)
Michigan

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 South Haven Public Schools, Van Buren County, Michigan,
General Obligation Bonds, School Building & Site, Series 2023II
5 .000% 05/01/52 $ 1,041,359
1,000,000 South Lyon Community Schools, Oakland, Washtenaw and
Livingston Counties, Michigan, General Obligation Bonds,
Refunding Series 2025
5 .000 05/01/26 1,004,543
500,000 South Redford School District, Wayne County, Michigan, General
Obligation Bonds, School Building & Site, Series 2024
5 .000 05/01/51 523,727
2,500,000 Walled Lake Consolidated School District, Oakland County,
Michigan, General Obligation Bonds, School Building & Site
Series 2020
5 .000 05/01/45 2,617,883
2,000,000 Walled Lake Consolidated School District, Oakland County,
Michigan, General Obligation Bonds, School Building & Site
Series 2025
5 .000 05/01/50 2,119,670
670,000 Williamston Community Schools School District, Ingham County,
Michigan, General Obligation Bonds, School Building and Site
Series 2024
5 .000 05/01/51 705,567
TOTAL TAX OBLIGATION/GENERAL 79,012,726
TAX OBLIGATION/LIMITED - 15.2%
2,500,000 Detroit Downtown Development Authority, Michigan, Tax
Increment Revenue Bonds, Catalyst Development Project,
Refunding Series 2024
5 .000 07/01/35 2,899,187
1,650,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5 .000 10/01/38 1,849,953
1,000,000 Lansing Township Downtown Development Authority, Ingham
County, Michigan, Tax Increment Bonds, Series 2013A
5 .950 02/01/42 1,003,381
1,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2019-I
4 .000 04/15/54 930,400
1,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .000 04/15/35 1,198,219
4,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Series 2021I
4 .000 10/15/46 3,869,415
9,170,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program Series 2020B
4 .000 11/15/45 9,013,860
1,805,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 1,403,585
2,690,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 2,690,612
1,676,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,645,042
750,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 755,026
2,960,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 2,966,123
TOTAL TAX OBLIGATION/LIMITED 30,224,803
TRANSPORTATION - 4.6%
1,455,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Senior Series 2017A
5 .000 12/01/42 1,494,837
2,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2018A
5 .000 12/01/36 2,118,984
1,830,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2021A
5 .000 12/01/39 2,006,785
3,330,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2021A
5 .000 12/01/41 3,617,878
TOTAL TRANSPORTATION 9,238,484
U.S. GUARANTEED - 0.1% (b)
155,000 Eastern Michigan University, General Revenue Bonds, Series
2018A, (Pre-refunded 3/01/28)
4 .000 03/01/44 160,462
TOTAL U.S. GUARANTEED 160,462

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 18.0%
$ 850,000 Downriver Utility Wastewater Authority, Michigan, Sewer System
Revenue Bonds, Series 2018 - AGM Insured
5 .000% 04/01/43 $ 874,213
800,000 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds,
Refunding Series 2025
5 .000 01/01/35 949,908
2,000,000 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds,
Series 2018
5 .000 01/01/48 2,035,432
1,500,000 Grand Rapids, Michigan, Water Supply System Revenue Bonds,
Refunding & Improvement Series 2018
5 .000 01/01/43 1,538,243
1,000,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Refunding Second Lien Series 2025B
5 .000 07/01/35 1,190,194
2,500,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2023C
5 .250 07/01/48 2,668,169
170,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Senior Lien Series 2023A
5 .000 07/01/38 193,546
2,590,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2025C
5 .250 07/01/55 2,745,124
750,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Refunding Series 2026B
5 .000 07/01/37 895,357
4,800,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000 07/01/44 4,992,035
9,835,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000 07/01/48 10,094,791
1,000,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/29 1,008,088
1,230,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/32 1,239,210
1,000,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/33 1,007,122
2,000,000 Michigan Finance Authority, State Revolving Fund Program
Revenue Bonds, Series 2024A
4 .000 10/01/48 1,992,393
2,085,000 Michigan Public Power Agency, Michigan, Belle River Project
Revenue Bonds, Series 2024A
5 .000 01/01/32 2,370,494
TOTAL UTILITIES 35,794,319
TOTAL MUNICIPAL BONDS
(Cost $193,868,397) 197,678,904
TOTAL LONG-TERM INVESTMENTS
(Cost $193,868,397) 197,678,904
OTHER ASSETS & LIABILITIES, NET - 0.7% 1,370,883
NET ASSETS - 100% $ 199,049,787
AMT Alternative Minimum Tax
(a) When-issued or delayed delivery security.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Portfolio of Investments February 28, 2026
(continued)
Michigan

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Michigan
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 197,678,904 $ – $ 197,678,904
Total $ – $ 197,678,904 $ – $ 197,678,904

Portfolio of Investments February 28, 2026
Missouri
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.6%
X 498,588,486 MUNICIPAL BONDS - 97.6%   X –
CONSUMER STAPLES - 2.4%
$ 3,000,000 Cape Girardeau County Industrial Development Authority,
Missouri, Solid Waste Disposal Revenue Bonds, Procter &
Gamble Products Company Project, Series 1998, (AMT)
5 .300% 05/15/28 $ 3,007,795
8,840,000 Missouri Development Finance Board, Solid Waste Disposal
Revenue Bonds, Procter and Gamble Inc., Series 1999, (AMT)
5 .200 03/15/29 9,446,903
TOTAL CONSUMER STAPLES 12,454,698
EDUCATION AND CIVIC ORGANIZATIONS - 6.3%
1,000,000 Health and Educational Facilities Authority of the State of
Missouri, Educational Facilities Revenue Bonds, University of
Central Missouri, Series 2018 A
4 .000 10/01/38 1,009,221
2,000,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Kansas City University of Medicine and
Biosciences, Series 2017A
5 .000 06/01/47 2,017,981
2,225,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Southeast Missouri State University,
Refunding Series 2019
4 .000 10/01/35 2,288,130
3,470,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Southwest Baptist University Project,
Series 2012
5 .000 10/01/33 3,469,933
1,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Maryville University of St. Louis Project, Series 2015
5 .000 06/15/44 1,000,006
2,700,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Maryville University of St. Louis Project, Series 2025A
5 .500 06/15/47 2,763,658
2,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2015A
4 .000 10/01/42 2,000,310
600,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2017A
4 .000 10/01/36 606,266
9,165,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2019A
5 .000 10/01/46 9,431,164
5,840,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2019A
4 .000 10/01/48 5,523,892
1,150,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Webster University, Refunding Series 2017
4 .000 04/01/34 953,344
1,100,000 Saline County Industrial Development Authority, Missouri, First
Mortgage Revenue Bonds, Missouri Valley College, Series 2017
4 .500 10/01/40 1,032,269
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 32,096,174
HEALTH CARE - 19.8%
675,000 Barton County, Missouri, Hospital Revenue Bonds, Cox Barton
County Hospital Project, Series 2017B
3 .650 07/01/27 671,594
3,110,000 Bridgeton Industrial Development Authority, Missouri, Senior
Housing Revenue Bonds, The Sarah Community Project,
Refunding Series 2016
4 .000 05/01/33 3,112,603
875,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6 .000 03/01/33 876,444
1,325,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A
5 .000 03/01/31 1,357,503
1,320,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A
5 .000 03/01/32 1,351,220
1,645,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A
5 .000 03/01/36 1,676,238
2,680,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2021
4 .000 03/01/46 2,565,053
1,170,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
4 .000 10/01/31 1,170,291

Portfolio of Investments February 28, 2026
(continued)
Missouri

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,220,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
4 .000% 10/01/32 $ 1,220,153
3,045,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
5 .000 10/01/42 3,048,989
1,400,000 Joplin Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Freeman Health System, Series 2024
5 .000 02/15/42 1,482,833
8,285,000 Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series
2016
5 .000 11/15/35 8,324,426
1,000,000 Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series
2018A
5 .000 11/15/43 1,031,659
7,725,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021A
4 .000 07/01/46 7,354,938
9,875,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A
4 .000 04/01/45 9,493,172
4,125,000 (a) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Variable Rate
Demand Obligation Series 2017D, (Mandatory Put 1/01/48)
4 .000 01/01/58 3,818,019
1,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Fixed Series 2019A
4 .000 11/15/49 912,798
2,980,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5 .000 11/15/48 2,981,037
1,100,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2025B
5 .000 11/15/42 1,212,596
820,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2025B
5 .000 11/15/43 892,114
850,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2025B
5 .000 11/15/44 913,103
845,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
5 .000 11/15/45 845,505
2,300,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
4 .250 11/15/48 2,180,197
3,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000 11/15/42 3,578,266
3,535,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
4 .000 11/15/47 3,175,975
1,330,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2018A
5 .000 06/01/30 1,417,316
7,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020
4 .000 06/01/50 6,715,195
4,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2023
5 .500 12/01/48 4,305,321
8,995,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/54 7,850,308
500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Episcopal & Presbyterian
Hospitals, Series 2015B
3 .625 12/01/34 500,063
1,100,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Episcopal & Presbyterian
Hospitals, Series 2019
4 .000 12/01/35 1,118,460
1,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2018A
4 .000 06/01/48 912,745
1,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2018A
5 .000 06/01/48 1,519,682
2,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A
4 .000 06/01/52 1,809,607
795,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Children's Mercy Hospital, Series 2017A
4 .000 05/15/48 732,853
1,500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lake Regional Health System, Series 2021
4 .000 02/15/51 1,277,900

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 2,325,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
4 .000% 11/15/36 $ 2,198,492
4,650,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/46 4,577,928
940,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6 .000 03/01/37 942,158
TOTAL HEALTH CARE 101,124,754
HOUSING/MULTIFAMILY - 0.2%
1,000,000 Missouri Housing Development Commission, Multifamily
Housing Revenue Bonds, Shepard Apartments Project, 2013
Series 3
5 .000 07/01/45 1,000,432
TOTAL HOUSING/MULTIFAMILY 1,000,432
HOUSING/SINGLE FAMILY - 2.2%
5,000,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2025A
4 .500 11/01/45 5,054,169
2,500,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program, Series 2025D
5 .050 11/01/45 2,598,392
1,450,000 (b) Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program, Series 2026A
4 .500 11/01/46 1,458,875
1,000,000 (b) Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program, Series 2026A
4 .650 11/01/51 1,003,308
450,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2017A-2
3 .800 11/01/37 450,988
535,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2024A
4 .600 11/01/49 535,818
TOTAL HOUSING/SINGLE FAMILY 11,101,550
LONG-TERM CARE - 4.7%
900,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5 .250 05/15/37 906,372
555,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Bethesda Health Group, Inc., Series
2021
4 .000 08/01/41 520,807
6,550,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5 .000 02/01/46 6,550,339
1,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5 .000 02/01/46 1,000,052
475,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
4 .000 02/01/32 484,468
1,100,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
5 .000 02/01/42 1,133,307
2,580,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
4 .000 02/01/48 2,238,394
1,500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2024A
5 .000 02/01/42 1,576,011
1,430,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2024A
5 .250 02/01/48 1,457,637
460,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2012
5 .000 09/01/32 460,550
2,900,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2012
5 .000 09/01/42 2,901,480
2,570,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A
5 .875 09/01/43 2,572,851

Portfolio of Investments February 28, 2026
(continued)
Missouri

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 1,000,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated Group,
Series 2017
5 .000% 09/01/48 $ 1,000,169
1,000,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated Group,
Series 2018A
5 .250 09/01/53 1,003,512
500,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5 .125 12/01/45 499,980
TOTAL LONG-TERM CARE 24,305,929
TAX OBLIGATION/GENERAL - 18.6%
1,410,000 Carl Junction School District R-1, Jasper County, Missouri,
General Obligation Bonds, Series 2024
5 .000 03/01/44 1,489,058
3,040,000 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, School Series 2023
5 .000 03/01/41 3,295,810
2,000,000 Clay County Reorganized School District R-II Smithville, Missouri,
General Obligation Bonds, Refunding Series 2015
4 .000 03/01/35 2,022,734
1,160,000 Clay County Reorganized School District R-II Smithville, Missouri,
General Obligation Bonds, Refunding Series 2015
4 .000 03/01/36 1,171,742
500,000 Clay County Reorganized School District R-II Smithville, Missouri,
General Obligation Bonds, School Building Series 2025
6 .000 03/01/44 581,531
1,000,000 Clever R-V School District, Christian County, Missouri, General
Obligation Bonds, Refunding and Improvement Series 2024
5 .250 03/01/43 1,097,922
450,000 Fenton Missouri Fire Protection District, Missouri, General
Obligation Bonds, Series 2019
4 .000 03/01/36 453,980
1,800,000 Fort Zumwalt School District, Callaway County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2018
5 .000 03/01/36 1,840,967
2,000,000 Greene County Reorganized School District No. 3, Republic,
Missouri, General Obligation  Bonds, Missouri Direct Deposit
Program Series 2025
6 .500 03/01/45 2,395,262
500,000 Harrisonville School District R-09, Cass County, Missouri, General
Obligation Bonds, Refunding Series 2024
5 .000 03/01/40 541,343
3,235,000 Hazelwood School District, St. Louis County, Missouri, General
Obligation Bonds, Refunding and Improvement Series 2023A -
BAM Insured
5 .000 03/01/42 3,473,390
1,225,000 Hollister R-V School District, Taney County, Missouri, General
Obligation Bonds, School Series 2024A
5 .000 03/01/42 1,332,438
90,000 Jackson County Center School District 58, Missouri, General
Obligation Bonds, Refunding & School Building Series 2019A
4 .000 03/01/38 90,651
2,000,000 Jackson County Consolidated School District 2, Raytown,
Missouri, General Obligation Bonds, School Series 2023
5 .000 03/01/43 2,170,356
1,000,000 Jackson County Consolidated School District 2, Raytown,
Missouri, General Obligation Bonds, Series 2019A
5 .000 03/01/39 1,058,375
2,800,000 Jackson County Consolidated School District 4, Missouri,
General Obligation Bonds, School Building Series 2024
5 .750 03/01/44 3,117,165
575,000 Jackson County Consolidated School District 4, Missouri,
General Obligation Bonds, Series 2025
5 .750 03/01/43 661,675
125,000 Jackson County Consolidated School District 4, Missouri,
General Obligation Bonds, Series 2025
5 .750 03/01/45 141,625
1,140,000 Jackson County Reorganized School District 4, Blue Springs,
Missouri, General Obligation Bonds, School Building Series
2018A
5 .500 03/01/37 1,226,312
1,500,000 Jackson County Reorganized School District R-7, Lees Summit,
Missouri, General Obligation Bonds, School Building Series
2025A
6 .000 03/01/45 1,730,083
1,335,000 Jefferson City School District, Missouri, General Obligation
Bonds, Series 2023A
5 .500 03/01/43 1,472,127
2,000,000 Jefferson County School District R-1 Northwest, Missouri,
General Obligation Bonds, Direct Deposit Program Series 2023
5 .000 03/01/43 2,130,642
365,000 Johnson County School District R-VI Warrensburg, Missouri,
General Obligation Bonds, Refunding Series 2025
5 .750 03/01/42 431,936
1,510,000 Kansas City, Missouri, General Obligation Bonds, Refunding &
Improvement Series 2018A
4 .000 02/01/36 1,540,416

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 Kansas City, Missouri, General Obligation Bonds, Refunding &
Improvement Series 2018A
4 .000% 02/01/37 $ 1,016,710
1,585,000 Marshfield, Missouri, Combined Waterworks and Sewerage
System Revenue Bones, Series 2020B - AGM Insured
5 .000 02/01/50 1,604,760
1,350,000 (c) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Truman Medical Center, Inc., Pass-
Through Certificate Series 2017
4 .250 12/01/42 1,276,816
300,000 (c) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Truman Medical Center, Inc., Pass-
Through Certificate Series 2017B
5 .000 12/01/37 304,584
875,000 North Callaway County R-I School District, Missouri, General
Obligation Bonds, Series 2024
5 .000 03/01/44 920,601
3,300,000 North Kansas City School District 74, Clay County, Missouri,
General Obligation Bonds, Direct Deposit Program,
Improvement Series 2022
5 .250 03/01/38 3,720,822
5,000,000 North Kansas City School District 74, Clay County, Missouri,
General Obligation Bonds, Direct Deposit Program,
Improvement Series 2022
5 .250 03/01/40 5,557,803
500,000 Orchard Farm R-V School District, St. Charles County, Missouri,
General Obligation Bonds, Missouri Direct Deposit Program,
School Series 2024A
5 .500 03/01/43 571,646
1,000,000 Orchard Farm R-V School District, St. Charles County, Missouri,
General Obligation Bonds, Missouri Direct Deposit Program,
School Series 2024A
5 .500 03/01/44 1,126,947
2,000,000 Platte County School District Park Hill, Missouri, General
Obligation Bonds, Missouri Direct Deposit Program, Refunding
Series 2017
4 .000 03/01/31 2,001,835
855,000 Polk County R-1 School District, Bolivar, Missouri, General
Obligation Bonds, Missouri Direct Deposit Program, Series 2024
5 .000 03/01/42 936,799
500,000 Polk County R-1 School District, Bolivar, Missouri, General
Obligation Bonds, Missouri Direct Deposit Program, Series 2024
4 .000 03/01/44 505,083
590,000 Pulaski County Reorganized-6 District Lessee, Missouri,
Certificate of Participation, Series 2025
5 .000 04/15/44 630,133
500,000 Pulaski County Reorganized-6 District Lessee, Missouri,
Certificate of Participation, Series 2025
4 .625 04/15/47 508,522
1,095,000 Rolla School District 31, Phelps County, Missouri, General
Obligation Bonds, Direct Deposit Program Refunding and
Improvement Series 2023
5 .000 03/01/41 1,185,908
1,675,000 Rolla School District 31, Phelps County, Missouri, General
Obligation Bonds, Direct Deposit Program Refunding and
Improvement Series 2023
5 .000 03/01/42 1,798,432
1,550,000 Rolla School District 31, Phelps County, Missouri, General
Obligation Bonds, Direct Deposit Program Refunding and
Improvement Series 2023
5 .000 03/01/43 1,654,783
3,725,000 Saint Charles, Missouri, General Obligation Bonds, Series 2024A 5 .000 03/01/43 4,116,891
2,500,000 Saint Charles, Missouri, General Obligation Bonds, Series 2024A 5 .000 03/01/44 2,732,065
3,500,000 Saint Louis Board of Education, Missouri, General Obligation
Bonds, Series 2023 - AGM Insured
5 .000 04/01/41 3,817,552
3,425,000 Saint Louis County Pattonville School District R3, Missouri,
General Obligation Bonds, Series 2023
5 .250 03/01/43 3,728,479
1,500,000 Springfield School District R12, Greene County, Missouri,
General Obligation Bonds, School Building Series 2023
4 .000 03/01/43 1,528,746
1,300,000 St. Charles School District, Missouri, General Obligation Bonds,
Series 2025
5 .000 03/01/43 1,410,310
3,500,000 Troy R3 School District, Lincoln County, Missouri, General
Obligation Bonds, Series 2023
5 .000 03/01/37 3,784,226
2,500,000 Troy R3 School District, Lincoln County, Missouri, General
Obligation Bonds, Series 2025
5 .000 03/01/43 2,684,284
1,500,000 University City, Missouri, Certificates of Participation, Series 2024 5 .000 04/01/44 1,601,225
1,500,000 University City, Missouri, Certificates of Participation, Series 2024 5 .000 04/01/49 1,568,559
3,760,000 Webster Groves School District, Missouri, Crossover General
Obligation Bonds, Series 2024
5 .000 03/01/43 4,039,260
860,000 Wentzville Fire Protection District, St. Charles County, Missouri,
General Obligation Bonds, Series 2024
5 .000 04/15/40 945,941

Portfolio of Investments February 28, 2026
(continued)
Missouri

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,040,000 Wentzville Fire Protection District, St. Charles County, Missouri,
General Obligation Bonds, Series 2024
5 .000% 04/15/41 $ 1,136,492
1,135,000 Wright City School District R-II, Warren County, Missouri, General
Obligation Bonds, School Building Series 2022 - AGM Insured
6 .000 03/01/39 1,326,581
TOTAL TAX OBLIGATION/GENERAL 95,210,335
TAX OBLIGATION/LIMITED - 16.3%
5,300,000 Bi-State Development Agency of the Missouri-Illinois
Metropolitan District, Mass Transit Sales Tax Appropriation
Bonds, Refunding Combined Lien Series 2019
4 .000 10/01/48 4,990,883
340,000 Clay County School District R-11 Smithville, Missouri, Certificates
of Participation, Series 2018
4 .000 04/01/38 345,258
2,515,000 Clay County School District R-11 Smithville, Missouri, Certificates
of Participation, Series 2018
5 .000 04/01/43 2,596,902
825,000 Conley Road Transportation District, Missouri, Transportation
Sales Tax Revenue Bonds, Series 2017
5 .125 05/01/41 825,448
500,000 Festus R-VI School District, Jefferson County, Missouri, Lease
Participation Certificates, Festus R-VI School District Project,
Series 2021B
4 .000 04/01/41 507,167
1,403,903 (d) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006
5 .000 06/01/28 294,820
750,000 Greene County, Missouri, Certificates of Participation, Capital
Projects, Series 2018
4 .000 09/01/33 769,925
780,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/46 785,963
980,000 Hanley/Eager Road Transportation Development District,
Missouri, Revenue Bonds, Refunding Series 2016A
3 .625 03/01/33 925,400
1,145,000 Harrisonville, Missouri, Certificates of Participation, Refunding
and Improvement, Parks Improvement Project Series 2023B
5 .000 03/01/33 1,186,275
1,745,000 Howard Bend Levee District, Missouri, Levee District
Improvement Bonds, Series 2005 - SYNCORA GTY Insured
5 .500 03/01/26 1,745,000
1,000,000 Howard Bend Levee District, St. Louis County, Missouri, Levee
District Improvement Bonds, Series 2013B
4 .875 03/01/33 1,000,334
1,300,000 Howard Bend Levee District, St. Louis County, Missouri, Levee
District Improvement Bonds, Series 2013B
5 .000 03/01/38 1,300,731
2,000,000 Jackson County, Missouri, Special Obligation Bonds, Series
2023A
5 .250 12/01/47 2,131,116
925,000 Kansas City Industrial Development Authority, Missouri,
Downtown Redevelpment District Revenue Bonds, Series 2011A
5 .000 09/01/32 928,537
700,000 (c) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5 .000 06/01/46 708,616
85,000 (c) Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016
4 .250 04/01/26 84,998
2,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/27 1,944,902
1,750,000 Kansas City, Missouri, Special Obligation Bonds, Downtown
Redevelopment District, Series 2014C
5 .000 09/01/33 1,752,780
360,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2017B
4 .000 10/01/30 367,964
2,500,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2017B
5 .000 09/01/31 2,591,532
235,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2017B
3 .625 10/01/32 237,538
1,585,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2021A
5 .000 04/01/39 1,735,024
485,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2024B
4 .125 09/01/46 468,407
650,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2025B
5 .000 04/01/44 700,634
380,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2025B
5 .000 04/01/45 405,490

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 38,790 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A
Bonds, Refunding Series 2015A
5 .750% 04/01/55 $ 32,839
168,967 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B
Bonds, Refunding Taxable Series 2015B
0 .000 04/01/55 152,070
1,450,000 (c) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/40 1,463,819
100,000 (c) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/50 99,964
1,195,000 (c) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
5 .750 06/01/35 1,196,658
1,285,000 (c) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
6 .000 06/01/46 1,283,918
2,000,000 Marshall School District, Missouri, Certificates of Participation,
Series 2023 - BAM Insured
5 .000 03/01/49 2,086,399
1,000,000 Missouri Development Finance Board, Revenue Bonds, Zoo
Projects, Series 2022
5 .750 05/01/52 1,074,829
1,000,000 (c) Missouri Development Finance Board, Tax Increment and Special
District Revenue Bonds, Lakeport Village Project, Series 2025A
6 .500 06/15/45 1,012,076
1,000,000 Monarch-Chesterfield Levee District, Saint Louis County,
Missouri, Levee District Bonds, Refunding Series 2015
5 .000 03/01/40 1,000,717
695,000 Ozark R-6 School District, Christian County, Missouri, General
Obligation Bonds, Series 2023
5 .000 04/01/45 729,229
3,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 3,000,683
2,140,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 563,050
4,712,870 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 4,625,816
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 1,002,068
18,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 16,889
880,000 Pulaski County, Missouri, Certificates of Participation, Series 2019 4 .000 12/01/32 893,804
915,000 Pulaski County, Missouri, Certificates of Participation, Series 2019 4 .000 12/01/33 928,523
490,000 (c) Saint Charles County Industrial Development Authority,
Missouri, Sales Tax Revenue Bonds, Wentzville Parkway Regional
Community Improvement District Project, Series 2019B
4 .250 11/01/49 423,984
250,000 (c) Saint Louis County Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Chesterfield Blue Valley Community
Improvement District Project, Series 2014A
5 .250 07/01/44 249,872
80,000 (c) Saint Louis County Industrial Development Authority, Missouri,
Transporation Development Revenue Bonds, University Place
Transportation Development District Project, Refunding Series
2015
4 .000 03/01/32 79,611
335,000 Saint Louis Industrial Development Authority, Missouri, Tax
Increment and Special District Revenue Bonds, Union Station
Phase 2 Redevelopment Project, Series 2024A
4 .875 06/15/34 348,411
2,100,000 Saint Louis Land Clearance for Redevelopment Authority,
Missouri, Annual Appropriation Redevelopment Revenue Bonds,
National Geospatial-Intelligence Agency Offsite Improvements,
Series 2022C
5 .125 06/01/46 2,100,883
2,450,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/40 2,610,257
5,500,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/49 5,626,957
1,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2009A - AGC Insured
0 .000 07/15/26 990,484
1,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2009A - AGC Insured
0 .000 07/15/27 964,330

Portfolio of Investments February 28, 2026
(continued)
Missouri

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2009A - AGC Insured
0 .000% 07/15/28 $ 938,084
1,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2009A - AGC Insured
0 .000 07/15/29 911,533
505,000 Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017
4 .000 04/01/29 505,616
345,000 Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017
4 .000 04/01/30 345,452
565,000 Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017
4 .000 04/01/32 565,473
585,000 Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017
4 .000 04/01/33 585,448
450,000 Springfield, Missouri, Special Obligation Bonds, Improvement
Series 2023
5 .000 11/01/40 499,679
530,000 Springfield, Missouri, Special Obligation Bonds, Improvement
Series 2024
5 .000 11/01/40 590,467
2,600,000 Springfield, Missouri, Special Obligation Bonds, Refunding
Series 2017A
4 .000 07/01/36 2,628,705
1,415,000 (c) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6 .000 10/01/49 1,421,837
130,000 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark
Village Development Project, Series 2017A
3 .875 11/15/29 126,129
3,350,000 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark
Village Development Project, Series 2017A
4 .375 11/15/35 3,160,793
45,000 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding
Series 2020A
3 .375 04/01/37 42,980
265,000 Transportation Development District, Missouri, Transportation
Sales Tax Revenue Bonds, Series 2017
4 .500 06/01/36 265,391
1,500,000 Universal City Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special District Markets at
Olive Project Series 2023A
5 .500 06/15/42 1,553,685
810,000 Warrenton Tax Increment and Improvement District, Missouri,
Revenue Bonds, Warrenton West Development - Redevelopment
Project Area 1, Series 2022
3 .625 03/01/40 743,211
1,700,000 Wentzville School District R-04, Saint Charles County, Missouri,
Certificates of Participation, Series 2015
3 .375 04/01/29 1,700,747
600,000 Wentzville School District R-04, Saint Charles County, Missouri,
Certificates of Participation, Series 2015
3 .500 04/01/32 600,243
TOTAL TAX OBLIGATION/LIMITED 83,075,257
TRANSPORTATION - 7.9%
7,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019A, (AMT)
5 .000 03/01/44 7,162,217
2,700,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/46 2,738,838
14,240,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/54 14,293,055
2,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2023A
5 .000 07/01/52 2,059,290
1,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017C - AGM Insured
5 .000 07/01/47 1,009,469
2,835,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017D - AGM Insured, (AMT)
5 .000 07/01/34 2,908,874
1,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017D - AGM Insured, (AMT)
5 .000 07/01/37 1,021,599
3,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2024A - AGM Insured
5 .250 07/01/49 3,204,349

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 5,480,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2024A - AGM Insured
5 .250% 07/01/54 $ 5,795,781
TOTAL TRANSPORTATION 40,193,472
U.S. GUARANTEED - 0.2% (e)
530,000 Jackson County Center School District 58, Missouri, General
Obligation Bonds, Refunding & School Building Series 2019A,
(Pre-refunded 3/01/27)
4 .000 03/01/38 539,139
380,000 Jackson County Center School District 58, Missouri, General
Obligation Bonds, Refunding & School Building Series 2019A,
(Pre-refunded 3/01/27)
4 .000 03/01/38 386,553
TOTAL U.S. GUARANTEED 925,692
UTILITIES - 19.0%
670,000 Camden County Public Water Supply District 4, Missouri,
Certificates of Participation, Series 2017
3 .500 01/01/32 670,121
720,000 Camden County Public Water Supply District 4, Missouri,
Certificates of Participation, Series 2017
4 .000 01/01/42 707,871
1,670,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 01/01/46 1,673,011
145,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 147,996
1,865,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A
4 .000 01/01/37 1,893,921
1,000,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A
4 .000 01/01/38 1,013,120
1,650,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A
4 .000 01/01/48 1,582,902
6,745,000 Kansas City, Missouri, Water Revenue Bonds, Series 2024A 5 .000 12/01/48 7,121,716
2,855,000 Kansas City, Missouri, Water Revenue Bonds, Series 2025A 5 .000 12/01/49 3,038,974
10,005,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding & Improvement Series 2017A
5 .000 05/01/47 10,120,533
2,530,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Improvement Series 2022B
5 .000 05/01/47 2,664,275
4,810,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Improvement Series 2022B
5 .250 05/01/52 5,083,749
2,000,000 (b) Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Series 2026A
5 .000 05/01/40 2,317,113
1,000,000 (b) Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Series 2026A
5 .000 05/01/41 1,149,898
2,675,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2019B
5 .000 05/01/49 2,747,436
2,740,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2020B
5 .000 05/01/47 2,847,176
5,385,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2020B
5 .000 05/01/49 5,573,255
5,980,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2023A
5 .000 05/01/39 6,726,871
2,500,000 Missouri Development Finance Board, Infrastructure Facilities
Revenue Bonds, City of  Independence Annual Appropriation
Electric System, Refunding Series 2022 - AGM Insured
5 .000 06/01/34 2,819,262
4,850,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 4,645,851
1,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2 .900 09/01/33 957,907
1,845,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2 .750 09/01/33 1,775,843
2,500,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Marshall Energy Center Project, Series
2025
5 .000 01/01/43 2,758,447

Portfolio of Investments February 28, 2026
(continued)
Missouri

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,705,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Marshall Energy Center Project, Series
2025
5 .000% 01/01/44 $ 1,850,596
245,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Pairie State Power Project, Refunding
Series 2016A - BAM Insured
4 .000 12/01/35 245,545
2,500,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding Series
2015A
4 .000 01/01/35 2,501,315
1,000,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, Gree Bonds, MoPEP Facilities,
Series 2022
5 .250 12/01/42 1,107,524
3,500,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, MoPEP Facilities, Series 2018
5 .000 12/01/43 3,550,860
605,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 606,357
6,200,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2022
5 .000 12/01/44 6,516,793
4,000,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2024
5 .250 12/01/46 4,329,094
4,000,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2025
5 .000 12/01/47 4,232,000
2,500,000 Stone County Public Water Supply District 2, Missouri,
Certificates of Participation, Series 2021B
4 .000 12/01/51 2,122,861
TOTAL UTILITIES 97,100,193
TOTAL MUNICIPAL BONDS
(Cost $497,520,347) 498,588,486
TOTAL LONG-TERM INVESTMENTS
(Cost $497,520,347) 498,588,486
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.5%
X 2,610,000 MUNICIPAL BONDS - 0.5%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 0.5%
$ 2,610,000 (f) Missouri Health and Educational Facilities Authority, Revenue
Bonds, St. Louis University, Variable Rate Demand Obligations,
Series 2008B-2
2 .000 10/01/35 $ 2,610,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 2,610,000
TOTAL MUNICIPAL BONDS
(Cost $2,610,000) 2,610,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,610,000) 2,610,000
TOTAL INVESTMENTS - 98.1%
(Cost $500,130,347) 501,198,486
OTHER ASSETS & LIABILITIES, NET - 1.9% 9,630,679
NET ASSETS - 100% $ 510,829,165
AMT Alternative Minimum Tax
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $10,213,110 or 2.0% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Missouri
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 498,588,486 $ – $ 498,588,486
Short-Term Investments:
Municipal Bonds – 2,610,000 – 2,610,000
Total $ – $ 501,198,486 $ – $ 501,198,486

Portfolio of Investments February 28, 2026
Ohio
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.7%
X 427,690,438 MUNICIPAL BONDS - 97.7%   X –
CONSUMER DISCRETIONARY - 2.1%
$ 1,430,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000% 12/01/39 $ 1,485,477
2,150,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000 12/01/44 2,191,042
5,570,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000 12/01/51 5,519,846
TOTAL CONSUMER DISCRETIONARY 9,196,365
CONSUMER STAPLES - 3.7%
1,460,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4 .000 06/01/48 1,269,171
18,115,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5 .000 06/01/55 14,981,522
TOTAL CONSUMER STAPLES 16,250,693
EDUCATION AND CIVIC ORGANIZATIONS - 10.4%
645,000 Allen County Port Authority Economic Development, Ohio,
Revenue Bonds,  University of Northwestern, Refunding Series
2021A
4 .000 12/01/31 648,407
1,320,000 Hamilton County, Ohio, Economic Development Revenue Bonds,
King Highland Community Urban Redevelopment Corporation
- University of Cincinnati, Lessee Project, Refunding Series 2015
- BAM Insured
5 .000 06/01/32 1,322,369
2,680,000 Hamilton County, Ohio, Economic Development Revenue Bonds,
King Highland Community Urban Redevelopment Corporation
- University of Cincinnati, Lessee Project, Refunding Series 2015
- BAM Insured
5 .000 06/01/35 2,684,088
1,520,000 Kent State University, Ohio, General Receipts Bonds, Series
2020A
5 .000 05/01/50 1,561,727
880,000 Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2017
5 .000 09/01/35 889,180
2,420,000 Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2020A
4 .000 09/01/40 2,479,260
1,000,000 Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2024A
5 .000 09/01/38 1,143,487
125,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021A
5 .000 12/01/28 131,728
150,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021A
5 .000 12/01/30 162,747
570,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B - BAM Insured
4 .000 12/01/38 576,188
600,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B - BAM Insured
4 .000 12/01/39 602,591
610,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B - BAM Insured
4 .000 12/01/40 604,836
1,260,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B - BAM Insured
4 .000 12/01/41 1,227,762
1,330,000 Northeast Ohio Medical University, General Receipts Bonds,
Series 2022 - BAM Insured
5 .000 12/01/41 1,405,983
1,500,000 Ohio Higher Education Facilities Commission, Revenue Bonds,
Denison University Project, Series 2017A
5 .250 11/01/46 1,524,188
1,000,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University 2020
Project, Series 2020
4 .000 10/01/50 806,523
3,750,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University 2022
Project, Series 2022
4 .000 10/01/42 3,381,588

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 3,750,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University 2022
Project, Series 2022
4 .000% 10/01/47 $ 3,133,533
3,830,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
Denison University Project, Series 2023
5 .000 11/01/53 3,964,341
3,895,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
Kenyon College, Series 2016
5 .000 07/01/42 3,911,715
1,000,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
Otterbein University 2022 Project, Series 2022A
4 .000 12/01/46 857,624
500,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
University of Dayton Project, Series 2025
5 .000 02/01/42 554,614
2,000,000 Ohio State University, General Receipts Bonds, Multiyear Debt
Issuance Program III, Refunding Series 2026A
5 .000 06/01/35 2,396,869
1,120,000 Shawnee State University, Ohio, General Receipts Bonds, Series
2016 - BAM Insured
5 .000 06/01/28 1,126,676
1,180,000 Shawnee State University, Ohio, General Receipts Bonds, Series
2016 - BAM Insured
5 .000 06/01/29 1,186,856
1,000,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6 .000 03/01/45 999,955
2,835,000 University of Cincinnati, Ohio, General Receipts Bonds, Series
2017A
5 .000 06/01/45 2,870,107
1,065,000 University of Cincinnati, Ohio, General Receipts Bonds, Series
2025A
5 .250 06/01/43 1,184,435
1,000,000 Wright State University, Ohio, General Reciepts Bonds,
Refunding Series 2021A - BAM Insured
5 .000 05/01/31 1,119,243
1,025,000 Youngstown State University, Ohio, General Receipts Bonds,
Series 2021 - AGM Insured
4 .000 12/15/30 1,095,643
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 45,554,263
HEALTH CARE - 10.7%
1,000,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon
Secours Mercy Health, Inc., Series 2025A
5 .000 11/01/40 1,137,820
2,500,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy
Health, Series 2017A
5 .000 08/01/42 2,566,969
3,710,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5 .000 12/01/37 3,785,180
1,900,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin
County Health Facilities Authority, Hospital Revenue Bonds,
Series 2019B
4 .000 01/01/42 1,909,576
5,000,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin
County Health Facilities Authority, Hospital Revenue Bonds,
Series 2019B
4 .000 01/01/43 5,002,491
2,000,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .500 02/15/52 1,983,718
1,600,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5 .000 06/15/43 1,458,099
495,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5 .250 06/15/43 464,473
1,000,000 Franklin County, Ohio, Hospital Revenue Bonds, Nationwide
Children's Hospital Project, Taxable Improvement Series 2019A
5 .000 11/01/48 1,099,969
1,000,000 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit
Group, Series 2017OH
4 .000 12/01/46 938,350
2,255,000 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit
Group, Series 2017OH
5 .000 12/01/46 2,282,214
600,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
Cincinnati Children's Hospital Medical Center, Series 2019CC
5 .000 11/15/41 716,544
2,230,000 Miami County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding
Improvement Series 2019
5 .000 08/01/39 2,312,422
250,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/54 253,509

Portfolio of Investments February 28, 2026
(continued)
Ohio

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 3,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000% 02/15/44 $ 3,000,397
6,135,000 Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic
Health System Obligated Group, Series 2019B
4 .000 01/01/46 5,833,857
1,000,000 Ohio State, Hospital Revenue Bonds, Children's Hospital Medical
Center of Akron, Series 2024A
5 .250 08/15/48 1,075,796
1,155,000 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Refunding Series 2017A
5 .000 01/01/30 1,213,064
2,930,000 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Series 2024A
5 .000 01/01/35 3,468,057
1,970,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Fixed Interest Rate Series 2020A
5 .000 01/15/50 1,989,173
2,725,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Fixed Interest Rate Series 2020A - BAM Insured
5 .000 01/15/50 2,764,991
1,630,000 Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern
Ohio Medical Center, Refunding Series 2016
5 .000 02/15/32 1,631,933
TOTAL HEALTH CARE 46,888,602
HOUSING/MULTIFAMILY - 0.7%
3,000,000 Columbus Metropolitan Housing Authority, Ohio, General
Revenue Bonds, Series 2021
4 .000 08/01/36 3,021,973
TOTAL HOUSING/MULTIFAMILY 3,021,973
INDUSTRIALS - 0.5%
2,450,000 Dayton-Montgomery County Port Authority, Ohio, Development
Revenue Bonds, Dayton Regional Stem Schools Inc. Project,
Series 2024
5 .000 12/01/60 2,413,843
TOTAL INDUSTRIALS 2,413,843
LONG-TERM CARE - 0.9%
2,000,000 Greene County Port Authority, Ohio, Economic Facilities
Development Revenue Bonds, Community First Solutions
Obligated Group Refunding and Improvement Series 2024B
5 .000 05/15/59 1,949,100
500,000 (a) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 513,649
500,000 (a) Port of Greater Cincinnati Development Authority, Ohio,
Multifamily Housing Revenue Bonds, Vivera Northbrook Project,
Series 2025A
6 .500 01/01/45 530,350
1,000,000 Warren County, Ohio, Healthcare Facilities Revenue Bonds,
Otterbein Homes Obligated Group, Refunding & Improvements
Series 2024
5 .000 07/01/54 1,001,630
TOTAL LONG-TERM CARE 3,994,729
TAX OBLIGATION/GENERAL - 26.3%
3,150,000 Apollo Career Center Joint Vocational School District, Allen,
Auglaize, Hardin, Hancock, Putnam & Van Wert Counties, Ohio,
General Obligation Bonds, Various Purpose School Improvement
Refunding Series 2017
5 .000 12/01/41 3,205,213
1,525,000 Avon Lake City School District, Lorain County, Ohio, General
Obligation Bonds, School Facilities Series 2025
5 .000 12/01/52 1,595,050
5,185,000 Brunswick City School District, Medina County, Ohio, General
Obligation Bonds, Classroom Facilities School Improvement
Series 2023 - BAM Insured
5 .250 12/01/53 5,451,292
1,180,000 Canal Winchester Local School District, Franklin and Fairfield
Counties, Ohio, General Obligation Bonds, Series 2005B - NPFG
Insured
0 .000 12/01/33 928,594
380,000 Cincinnati City School District, Hamilton County, Ohio, General
Obligation Bonds, Refunding Classroom Facilities Construction &
Improvement Series 2006 - FGIC Insured
5 .250 12/01/27 400,832
2,250,000 City of Mayfield Heights, Ohio, General Obligation Bonds,
Aquatic and Community Center Limited Tax Series 2023
4 .000 12/01/48 2,160,934
135,000 Cleveland, Ohio, General Obligation Bonds, Various Purpose
Series 2023A
5 .000 12/01/41 149,013
300,000 Cleveland, Ohio, General Obligation Bonds, Various Purpose
Series 2023A
5 .000 12/01/43 325,743

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 Colerain Township, Hamilton County, Ohio, General Obligation
Bonds, Fire Station Series 2022
5 .250% 12/01/52 $ 1,038,495
250,000 (b) Columbus City School District, Franklin County, Ohio, General
Obligation Bonds, Refunding Various Purpose Series 2026A
5 .000 12/01/31 286,569
5,000,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2018A
5 .000 04/01/29 5,369,276
2,000,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2021A
5 .000 04/01/38 2,187,470
3,000,000 (b) Cuyahoga Community College District, Ohio, General Obligation
Bonds, Refunding Construction & Improvement Series 2026
5 .000 12/01/35 3,601,522
300,000 (b) Cuyahoga Community College District, Ohio, General Obligation
Bonds, Refunding Construction & Improvement Series 2026
5 .000 12/01/38 351,341
5,000,000 Dublin City School District, Franklin, Delaware and Union
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement Series 2019A
4 .000 12/01/44 5,018,906
4,200,000 Dublin City School District, Franklin, Delaware and Union
Counties, Ohio, General Obligation Bonds, Series 2024B
5 .000 12/01/53 4,413,827
2,000,000 Ehove Joint Vocational School District, Erie County, Ohio,
General Obligation Bonds, School Improvement Series 2025
5 .500 12/01/55 2,104,652
1,150,000 Ehove Joint Vocational School District, Erie County, Ohio,
General Obligation Bonds, School Improvement Series 2026
5 .250 12/01/55 1,184,060
2,500,000 Fairborn City School District, Greene County, Ohio, General
Obligation Bonds, School Facilities Construction & Improvement
Series 2021A - BAM Insured
4 .000 12/01/50 2,409,678
500,000 Graham Local School District, Champaign and Shelby Counties,
Ohio, General Obligation Bonds, School Improvement Series
2013
0 .000 12/01/29 448,989
850,000 Graham Local School District, Champaign and Shelby Counties,
Ohio, General Obligation Bonds, School Improvement Series
2013
0 .000 12/01/30 738,573
1,210,000 Hamilton County, Ohio, General Obligation Bonds, Limited Tax
Building Acquisition and Renovation Series 2025
5 .000 12/01/47 1,298,129
1,270,000 Hamilton County, Ohio, General Obligation Bonds, Limited Tax
Building Acquisition and Renovation Series 2025
5 .000 12/01/48 1,354,036
1,235,000 Hamilton County, Ohio, General Obligation Bonds, Limited Tax
Building Acquisition and Renovation Series 2025
5 .000 12/01/49 1,310,354
565,000 Hilliard City School District, Franklin County, Ohio, General
Obligation Bonds, School Facilities Series 2025B
5 .250 12/01/54 605,344
2,595,000 Hilliard City School District, Franklin County, Ohio, General
Obligation Bonds, School Improvement Series 2017
4 .000 12/01/46 2,539,045
500,000 (b) Jonathan Alder Local School District, Union County, Ohio,
General Obligation Bonds, Unlimited tax Series 2026
5 .000 12/01/55 522,726
1,095,000 Kenston Local School District, Geauga County, Ohio, General
Obligation Bonds, School improvement Series 2012
0 .000 12/01/27 1,045,084
1,560,000 Kettering City School District, Montgomery County, Ohio,
General Obligation Bonds, Refunding Series 2007 - AGM Insured
5 .250 12/01/31 1,662,938
1,000,000 Little Miami Local School District, Warren and Clermont Counties,
Ohio, General Obligation Bonds, School Improvement Series
2018A
5 .000 11/01/43 1,000,526
1,000,000 Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007 - AGM Insured
5 .250 12/01/28 1,074,622
500,000 Milford Exempted Village School District, Ohio, General
Obligation Bonds, Refunding Improvement Series 2025
5 .000 12/01/34 577,710
5,000,000 Muskingum County, Ohio, General Obligation Bonds, Limited
Tax Capital Facilities Improvement Series 2024
4 .000 12/01/54 4,692,795
2,030,000 North Olmsted City School District, Ohio, General Obligation
Bonds, School Improvement Programmatic Series 2023A
5 .000 10/15/48 2,110,343
3,995,000 North Olmsted City School District, Ohio, General Obligation
Bonds, School Improvement Programmatic Series 2023A
5 .250 10/15/56 4,165,581
650,000 North Royalton City School District, Ohio, General Obligation
Bonds, Refunding School Improvement Series 2025
5 .000 12/01/44 715,262
3,805,000 Oakwood City School District, Montgomery County, Ohio,
General Obligation Bonds, Series 2019
4 .000 12/01/48 3,627,726

Portfolio of Investments February 28, 2026
(continued)
Ohio

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 6,500,000 Ohio State, General Obligation Bonds, Common Schools Series
2019A
5 .000% 06/15/37 $ 6,955,015
1,750,000 Ohio State, General Obligation Bonds, Highway Capital
Improvement Series 2026Z
5 .000 05/01/40 2,044,542
2,315,000 Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2020W
5 .000 05/01/35 2,538,149
1,000,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Series 2022A
5 .000 03/01/39 1,125,340
1,470,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Series 2022A
5 .000 03/01/40 1,645,331
1,000,000 Ohio State, General Obligation Bonds, Mental Health Facilities
Improvement Fund Series 2025A
5 .000 02/01/36 1,179,194
3,000,000 Ohio State, General Obligation Bonds, Refunding Common
Schools Series 2025B
5 .000 09/15/37 3,539,929
4,250,000 Pickerington Local School District, Fairfield and Franklin
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement, Series 2023
5 .250 12/01/59 4,450,914
375,000 Salem City School District, Columbiana County, Ohio, General
Obligation Bonds, School Facilities Series 2024
5 .000 11/01/44 397,141
2,000,000 Shaker Heights City School District, Ohio, General Obligation
Bonds, School Facilities Improvement Series 2024
5 .250 12/15/59 2,136,814
2,380,000 Southwest Local School District, Hamilton and Butler Counties,
Ohio, General Obligation Bonds, School Improvement Series
2018A
4 .000 01/15/55 2,251,997
4,000,000 South-Western City School District, Franklin and Pickaway
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement Series 2019A - BAM Insured
4 .000 12/01/48 3,881,348
2,500,000 Toledo Lucas County Public Library, Ohio, General Obligation
Bonds, Library Improvement Series 2025A
5 .000 12/01/47 2,660,507
1,575,000 Wadsworth City School District, Medina County, Ohio, General
Obligation Bonds, School Improvement Series 2021
4 .000 12/01/56 1,481,808
5,000,000 Worthington City School District, Franklin County, Ohio, General
Obligation Bonds, Facilities Series 2023
5 .500 12/01/54 5,343,282
1,700,000 Wyoming City School District, Hamilton County, Ohio, General
Obligation Bonds, Refunding School Improvement Series 2025
5 .000 12/01/50 1,781,847
TOTAL TAX OBLIGATION/GENERAL 115,085,408
TAX OBLIGATION/LIMITED - 22.3%
1,165,000 Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke
Realty Ohio, Series 2006
5 .000 12/01/30 1,166,220
1,890,000 Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke
Realty Ohio, Series 2006
5 .000 12/01/35 1,891,625
2,465,000 Certificates of Participation (Hillsdale Local School District,
Ashland and Wayne Counties, Ohio, School Facilities Project),
Series 2020 - BAM Insured
4 .000 12/01/38 2,524,660
5,500,000 Cleveland Public Library, Cuyahoga County, Ohio, Library
Facilities Notes, Series 2019A
4 .000 12/01/45 5,475,970
950,000 Columbus-Franklin County Finance Authority, Ohio,
Development Revenue Bonds, Central Ohio Regional Bond
Fund, Toledo Museum of Art Project Series 2024A
5 .000 11/15/54 962,491
1,195,000 (a) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5 .000 12/01/34 1,259,097
500,000 Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Bridge Park D Block
Project, Series 2019A-1
5 .000 12/01/51 500,964
765,000 (a) Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Easton Project, Series 2020
5 .000 06/01/28 780,404
4,600,000 Cuyahoga County, Ohio, Certificates of Participation, Convention
Hotel Project,  Series 2024
4 .000 12/01/41 4,639,460
4,000,000 Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Ballpark
Improvement Project, Series 2022A
4 .000 01/01/36 4,217,329
1,000,000 Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding
Various Purpose Series 2014
5 .000 12/01/28 1,002,017

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 2,000,000 Evans Farm New Communty Authority, Ohio, Community
Development Charge Revenue Bonds, Evans Farm Mixed-Use
Project, Series 2020
4 .000% 12/01/46 $ 1,735,664
6,310,000 Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose
Series 2018
5 .000 06/01/48 6,459,310
1,220,000 Great Oaks Career Campuses Board of Education, Brown,
Butler, Clermont, Clinton, Fayette, Greene, Hamilton, Highland,
Madison, Pickaway, Ross and Warren, Ohio, Certificates of
Participation, School Improvement Project, Series 2021
4 .000 12/01/37 1,256,241
1,000,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5 .125 12/01/55 999,529
500,000 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B - AMBAC Insured
0 .000 12/01/26 490,216
3,300,000 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B - AMBAC Insured
0 .000 12/01/28 3,058,600
1,750,000 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B - AGM Insured
0 .000 12/01/28 1,621,985
3,000,000 JobsOhio Beverage System, Ohio, Statewide Liquor Profits
Revenue Bonds, Refunding Senior Lien & New Money, Series
2025A
5 .000 01/01/37 3,573,277
3,000,000 JobsOhio Beverage System, Ohio, Statewide Liquor Profits
Revenue Bonds, Refunding Senior Lien & New Money, Series
2025A
5 .000 01/01/38 3,538,627
5,630,000 JobsOhio Beverage System, Ohio, Statewide Liquor Profits
Revenue Bonds, Refunding Senior Lien & New Money, Series
2025A
5 .000 01/01/53 5,928,326
435,000 Mayfield City School District, Ohio, Certificates of Participation,
Middle School Project, Series 2009B
0 .000 09/01/27 417,636
855,000 Mayfield City School District, Ohio, Certificates of Participation,
Middle School Project, Series 2009B
0 .000 09/01/28 797,934
1,005,000 Norwood, Hamilton County, Ohio, Special Obligation
Development Revenue Bonds, Central Parke Project, Series 2017
6 .000 12/01/46 1,011,317
1,660,000 Ohio State, Certificates of Participation, Ohio Attorney General
Claims Fund Project, Series 2021
4 .000 09/01/35 1,767,021
1,360,000 Ohio State, Transportation Project Revenue Bonds, Toledo-
Lucas County Port Authority Seaport and Docks Project, State
Transportation Infrastructure GRF Bond Fund, Series 2019-2,
(AMT)
5 .000 11/15/39 1,374,607
2,095,000 Pickaway County, Ohio, Sales Tax Specia Obligation Bonds,
Series 2018
5 .000 12/01/44 2,150,964
2,000,000 Pinnacle Community Infrastructure Financing Authority, Grove
City, Ohio, Community Facilities Bonds, Series 2015A - AGM
Insured
4 .000 12/01/31 2,002,373
1,125,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B
5 .000 12/01/44 1,203,972
1,850,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B - AGM
Insured
4 .250 12/01/48 1,809,984
1,540,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT Revenue Bonds,
Refunding, Senior Series 2024A
5 .000 12/01/53 1,599,549
1,405,000 (a) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021
4 .250 12/01/50 1,375,006
475,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development
- Phase 2B Project, Series 2018A
6 .000 12/01/50 478,144
970,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien
Series 2019A
5 .000 11/01/51 971,933

Portfolio of Investments February 28, 2026
(continued)
Ohio

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 4,430,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000% 07/01/33 $ 3,444,811
6,605,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 6,606,503
1,257,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,233,781
500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 503,350
4,915,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 4,925,166
120,000 Riversouth Authority, Ohio, Lazarus Building Redevelopment
Bonds, Series 2007A
5 .750 12/01/27 120,081
1,000,000 Riversouth Authority, Ohio, Scioto Peninsula Area
Redevelopment Bonds, Payable from City of Columbus, Ohio
Annual Rental Appropriations, Series 2016
5 .000 12/01/29 1,001,890
2,955,000 Shaker Heights Public Library, Ohio, Certificates of Participation,
Series 2019
4 .000 12/01/44 2,954,923
1,000,000 Tolles Career and Technical Center, Madison, Franklin, Delaware,
Fayette, and Union Counties, Ohio, Certificates of Participation,
School Facilities Project Series 2024
5 .250 12/01/53 1,038,356
2,395,000 Triway Local School District, Ohio, Certificates of Participation,
Series 2021 - BAM Insured
4 .000 12/01/41 2,413,502
1,460,000 Triway Local School District, Ohio, Certificates of Participation,
Series 2021 - BAM Insured
4 .000 12/01/42 1,467,528
1,750,000 West Holmes Local School District, Ohio, Certificates of
Participation, Series 2023 - BAM Insured
5 .250 12/01/48 1,829,331
TOTAL TAX OBLIGATION/LIMITED 97,581,674
TRANSPORTATION - 6.3%
3,750,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A, (AMT)
5 .500 01/01/50 3,999,237
750,000 Ohio Higher Educational Facility Commission, Senior Hospital
Parking Revenue Bonds, University Circle Incorporated 2020
Project, Series 2020
5 .000 01/15/50 758,621
3,500,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015 - AGM
Insured, (AMT)
5 .000 12/31/35 3,503,839
3,615,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015 - AGM
Insured, (AMT)
5 .000 12/31/39 3,616,759
9,355,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)
5 .000 06/30/53 9,354,297
2,000,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission, Infrastructure Projects, Junior Lien
Series 2018A
4 .000 02/15/46 1,946,801
2,500,000 Port of Greater Cincinnati Development Authority, Ohio, Parking
Revenue Bond, 3CDC Obligated Group Parking Facilities,
Refunding Series 2025A
5 .000 12/01/55 2,585,968
2,000,000 Toledo-Lucas County Port Authority Parking System, Ohio,
Revenue Bonds, University of Toledo Parking Project Series 2021
4 .000 01/01/57 1,656,999
TOTAL TRANSPORTATION 27,422,521
U.S. GUARANTEED - 1.4% (c)
4,310,000 Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A,
(Pre-refunded 12/01/26)
5 .000 12/01/41 4,401,970
40,000 Columbus City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities Construction and
Improvement, Refunding Series 2006 - AGM Insured, (ETM)
0 .000 12/01/28 37,356
365,000 Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic
Health System Obligated Group, Series 2019B, (Pre-refunded
1/01/29)
4 .000 01/01/46 382,576
70,000 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Series 2024A, (Pre-refunded 10/01/34)
5 .000 01/01/35 82,861

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. GUARANTEED (c) (continued)
$ 1,000,000 Upper Arlington City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities & Improvement
Series 2018A, (Pre-refunded 12/01/27)
5 .000% 12/01/48 $ 1,050,729
TOTAL U.S. GUARANTEED 5,955,492
UTILITIES - 12.4%
2,000,000 American Municipal Power Inc., Ohio, Fremont Energy Center
Revenue Bonds, Refunding Series 2017A
4 .000 02/15/42 2,008,653
1,000,000 American Municipal Power, Inc., Ohio, Greenup Hydroelectric
Project Revenue Bonds, Refunding Series 2025A
5 .000 02/15/46 1,064,472
1,665,000 American Municipal Power, Inc., Ohio, Solar Electricity
Prepayment Project Revenue Bonds, Green Bonds Series 2019A
5 .000 02/15/44 1,716,301
1,315,000 Cleveland, Ohio, Public Power System Revenue Bonds,
Refunding Series 2018 - AGM Insured
5 .000 11/15/37 1,359,240
1,600,000 Cleveland, Ohio, Public Power System Revenue Bonds,
Refunding Series 2020A - AGM Insured
4 .000 11/15/38 1,634,883
2,000,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-1 - NPFG Insured
0 .000 11/15/33 1,546,811
4,740,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-2 - NPFG Insured
0 .000 11/15/34 3,511,024
7,500,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-2 - NPFG Insured
0 .000 11/15/38 4,417,857
5,000,000 Columbus, Ohio, Sewerage System Revenue Bonds, Refunding
Series 2015
5 .000 06/01/29 5,033,936
6,750,000 Columbus, Ohio, Sewerage System Revenue Bonds, Refunding
Series 2015
5 .000 06/01/32 6,788,376
865,000 Hamilton, Ohio, Electric System Revenue Bonds, Refunding &
Improvement Series 2019 - BAM Insured
4 .000 10/01/37 886,188
1,015,000 Hamilton, Ohio, Electric System Revenue Bonds, Refunding &
Improvement Series 2019 - BAM Insured
4 .000 10/01/39 1,030,916
1,000,000 Mahoning County, Ohio, Sewer System Revenue Bonds,
Refunding and Improvement Series 2022
5 .000 12/01/42 1,060,231
1,000,000 Marysville, Ohio, Water System Mortgage Revenue Bonds,
Refunding Series 2016
4 .000 12/01/38 1,000,508
4,000,000 Northeast Ohio Regional Sewer District, Wastewater
Improvement Revenue Bonds, Refunding & Improvement Series
2017
4 .000 11/15/43 4,014,032
2,500,000 Ohio Water Development Authority, Revenue Bonds, Drinking
Water Assistance Fund, Series 2025A
5 .250 12/01/45 2,803,676
3,800,000 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2019
5 .000 12/01/38 4,084,453
4,320,000 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2019
5 .000 06/01/44 4,537,247
4,040,000 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2021
5 .000 06/01/46 4,275,919
1,500,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2020A
5 .000 12/01/50 1,550,152
TOTAL UTILITIES 54,324,875
TOTAL MUNICIPAL BONDS
(Cost $426,063,474) 427,690,438
TOTAL LONG-TERM INVESTMENTS
(Cost $426,063,474) 427,690,438
OTHER ASSETS & LIABILITIES, NET - 2.3% 10,211,010
NET ASSETS - 100% $ 437,901,448
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $4,458,506 or 1.0% of Total Investments.
(b) When-issued or delayed delivery security.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Portfolio of Investments February 28, 2026
(continued)
Ohio

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Ohio
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 427,690,438 $ – $ 427,690,438
Total $ – $ 427,690,438 $ – $ 427,690,438

Portfolio of Investments February 28, 2026
Wisconsin
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 105.8%
X 96,635,882 MUNICIPAL BONDS - 105.8%   X –
CONSUMER DISCRETIONARY - 3.0%
$ 250,000 International Falls, Minnesota, Solid Waste Disposal Revenue
Bonds, Boise Cascade Corporation Project, Refunding Series
1999, (AMT)
6 .850% 12/01/29 $ 250,660
2,500,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmanas Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000 12/01/55 2,510,417
TOTAL CONSUMER DISCRETIONARY 2,761,077
EDUCATION AND CIVIC ORGANIZATIONS - 6.9%
810,000 (a) Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2018A
4 .000 06/15/28 810,578
500,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Hmong American Peace Academy, Series 2020
4 .000 03/15/40 494,918
1,500,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Hmong American Peace Academy, Series 2020
5 .000 03/15/50 1,494,634
250,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Lawrence University, Series 2020
4 .000 02/01/45 221,405
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2022
4 .000 12/01/51 883,370
500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee School of Engineering, Series 2021B
- AGM Insured
2 .125 04/01/39 390,378
500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee School of Engineering, Series 2021B
- AGM Insured
2 .125 04/01/40 375,263
415,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee School of Engineering, Series 2021B
- AGM Insured
2 .250 04/01/41 308,108
500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee School of Engineering, Series 2021B
- AGM Insured
2 .250 04/01/42 363,387
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee Science Education Consortium, Inc.,
Academy of Science Series 2023A
5 .000 03/15/53 924,538
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 6,266,579
HEALTH CARE - 19.4%
155,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5 .000 07/01/29 164,408
190,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5 .000 07/01/31 206,923
1,500,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022A
5 .500 12/01/52 1,613,556
1,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022B
5 .250 12/01/48 1,070,246
2,765,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Beloit Health System, Inc., Series 2020
4 .000 07/01/36 2,818,729
8,565,000 (b) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C, (UB)
5 .000 02/15/47 8,591,163
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Aspirus, Inc. Obligated Group, Series 2015A
5 .000 08/15/34 1,001,986
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Bellin Memorial Hospital, Inc., Series 2019A
4 .000 12/01/44 980,672
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Hospital Sisters Services, Inc., Series 2025A
5 .000 08/15/48 1,055,777

Portfolio of Investments February 28, 2026
(continued)
Wisconsin

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 175,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series
2020A - AGM Insured
4 .000% 02/15/37 $ 180,283
TOTAL HEALTH CARE 17,683,743
HOUSING/MULTIFAMILY - 16.9%
2,000,000 Wisconsin Housing and Economic Development Authority
Multi Family Housing Bonds,Western Technical College Student
Housing Project, Series 2013B
4 .700 04/01/38 2,002,043
715,000 (b) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2017A
4 .150 05/01/55 668,087
2,000,000 (b) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2018A, (UB)
4 .300 11/01/53 1,938,867
4,520,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2019A
3 .375 05/01/57 3,483,381
2,000,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2022A
5 .150 11/01/50 2,068,372
675,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023D
4 .950 11/01/54 686,647
3,000,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023D
5 .000 11/01/57 3,082,951
1,500,000 (c) Wisconsin Housing and Economic Development Authority,
Multifamily Housing Bonds, 100 E. National Project Series 2024j,
(Mandatory Put 8/01/26)
5 .000 08/01/58 1,514,249
TOTAL HOUSING/MULTIFAMILY 15,444,597
INDUSTRIALS - 0.7%
630,000 Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I
LLC Project Revenue Bonds, Series 2008, (AMT)
5 .125 06/01/29 631,364
TOTAL INDUSTRIALS 631,364
LONG-TERM CARE - 20.5%
640,000 New Richmond Community Development Authority, Wisconsin,
Lease Revenue Bonds, Series 2025A
4 .625 09/01/55 626,441
410,000 Winnebago County Housing Authority, Wisconsin, Revenue
Bonds Lutheran Homes of Oshkosh Inc. Project Refunding Series
2015A
4 .450 03/01/30 395,504
150,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/61 104,762
2,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Clement Manor, Inc., Series 2019
5 .000 08/01/49 1,946,408
2,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014
5 .375 10/01/44 2,000,400
500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, PHM / New Richmond Senior Housing, Inc.,
Refunding Series 2021
3 .250 07/01/37 398,136
2,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, PHW Oconomowoc, Inc. Project, Series 2018
5 .125 10/01/48 1,933,302
1,750,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014B
5 .000 07/01/44 1,750,881
2,775,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2019A
5 .000 07/01/49 2,780,713
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, Series 2019A
5 .000 11/01/46 955,818
530,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2021B
4 .000 09/15/36 532,283
525,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2021B
4 .000 09/15/45 468,021
775,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2022. Forward Delivery
4 .000 09/15/36 778,339
650,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2022. Forward Delivery
4 .000 09/15/45 579,454

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Three Pillars Senior Living Communities, Series
2021A
4 .000% 08/15/51 $ 826,297
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Three Pillars Senior Living Communities, Series
2021A
4 .000 08/15/55 805,473
2,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Woodland Hills Senior Housing Project, Series
2014
5 .000 12/01/44 1,848,650
TOTAL LONG-TERM CARE 18,730,882
TAX OBLIGATION/GENERAL - 2.2%
1,000,000 Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School Building
Series 2025
5 .250 02/15/55 1,070,093
1,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 902,848
TOTAL TAX OBLIGATION/GENERAL 1,972,941
TAX OBLIGATION/LIMITED - 21.7%
4,445,000 Ashwaubenon Community Development Authority, Wisconsin,
Lease Revenue Bonds, Brown County Expo Center Project, Series
2019
0 .000 06/01/54 1,103,189
1,000,000 Brookfield Community Development and Redevelopment
Authority, Wisconsin, Community Development Revenue Bonds,
Series 2015A
3 .550 06/01/34 1,000,455
1,000,000 Kaukauna Redevelopment Authority, Outagamie and Calumet
Counties, Wisconsin, Redevelopment Lease Revenue Bonds,
Series 2015
4 .125 06/01/40 1,000,442
1,000,000 Massachusetts School Building Authority, Senior Dedicated Sales
Tax Revenue Bonds, Subordinated Social Series 2025A
5 .500 02/15/55 1,091,614
500,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 530,169
800,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2016A
5 .000 11/15/30 812,626
500,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2016A
5 .000 11/15/31 507,891
550,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2016A
5 .000 11/15/32 558,681
630,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2017
5 .000 11/15/28 639,943
500,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2017
5 .000 11/15/34 507,295
1,000,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2017
5 .000 11/15/35 1,013,679
1,000,000 New York State Dormitory Authority, Personal Income Tax
Revenue Bonds, General Purpose Series 2025C
5 .250 03/15/50 1,077,257
1,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,472,293
2,250,000 Slinger Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Police Station Project, Series 2025A
5 .000 03/01/45 2,410,868
125,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006 - FGIC Insured
5 .000 10/01/28 125,401
1,000,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A
5 .000 10/01/32 1,000,286
390,000 Wisconsin Center District, Appropiation Revenue Bonds,
Milwaukee Arena Project, Series 2016
5 .000 12/15/27 393,071
1,000,000 Wisconsin Center District, Appropiation Revenue Bonds,
Milwaukee Arena Project, Series 2016
5 .000 12/15/30 1,007,873
500,000 Wisconsin Center District, Appropiation Revenue Bonds,
Milwaukee Arena Project, Series 2016
5 .000 12/15/31 503,937
375,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999
5 .250 12/15/27 388,018
2,035,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Senior Series 2003A - AGM Insured
0 .000 12/15/28 1,890,862

Portfolio of Investments February 28, 2026
(continued)
Wisconsin

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 945,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Senior Series 2003A
0 .000% 12/15/31 $ 800,819
TOTAL TAX OBLIGATION/LIMITED 19,836,669
TRANSPORTATION - 6.5%
2,250,000 Guam Port Authority, Port Revenue Bonds, Series 2018A 5 .000 07/01/48 2,271,469
740,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/59 789,816
1,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5 .000 06/30/49 1,011,635
1,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 1,046,898
750,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
6 .500 12/31/65 834,731
TOTAL TRANSPORTATION 5,954,549
U.S. GUARANTEED - 0.9% (d)
735,000 Southeast Wisconsin Professional Baseball Park District, Sales Tax
Revenue Refunding Bonds, Series 1998A - NPFG Insured, (ETM)
5 .500 12/15/26 753,178
75,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999, (ETM)
5 .250 12/15/27 77,793
TOTAL U.S. GUARANTEED 830,971
UTILITIES - 7.1%
985,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5 .000 01/01/46 1,020,280
1,350,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 1,377,893
350,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2025A
5 .500 07/01/55 367,893
535,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/39 589,885
515,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/43 550,895
1,000,000 Guam Power Authority, Revenue Bonds,Refunding Series 2017A 5 .000 10/01/40 1,017,232
130,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - NPFG Insured
5 .250 07/01/26 130,227
615,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - AGM Insured
5 .250 07/01/31 636,699
250,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - NPFG Insured
5 .250 07/01/35 256,331
575,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2005SS - AGM Insured
5 .000 07/01/30 575,175
TOTAL UTILITIES 6,522,510
TOTAL MUNICIPAL BONDS
(Cost $98,852,078) 96,635,882
TOTAL LONG-TERM INVESTMENTS
(Cost $98,852,078) 96,635,882
FLOATING RATE OBLIGATIONS - (8.8)%   (8,020,000)
OTHER ASSETS & LIABILITIES, NET - 3.0% 2,723,109
NET ASSETS - 100% $ 91,338,991
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $810,578 or 0.8% of Total Investments.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
Wisconsin
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 96,635,882 $ – $ 96,635,882
Total $ – $ 96,635,882 $ – $ 96,635,882